UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06637

The UBS Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Jana L. Cresswell, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

UBS Global Allocation Fund Class A - BNGLX

UBS Global Allocation Fund Class P - BPGLX

UBS Emerging Markets Equity Opportunity Fund Class P - UEMPX

UBS Emerging Markets Equity Opportunity Fund Class P2 - EMPTX

UBS Engage For Impact Fund Class P - UEIPX

UBS Engage For Impact Fund Class P2 - EIPTX

UBS International Sustainable Equity Fund Class A - BNIEX

UBS International Sustainable Equity Fund Class P - BNUEX

UBS International Sustainable Equity Fund Class P2 - ESPTX

UBS US Dividend Ruler Fund Class P - DVRUX

UBS US Dividend Ruler Fund Class P2 - DVRPX

UBS US Quality Growth At Reasonable Price Fund Class P - QGRPX

UBS U.S. Small Cap Growth Fund Class A - BNSCX

UBS U.S. Small Cap Growth Fund Class P - BISCX

UBS Sustainable Development Bank Bond Fund Class P - UDBPX

UBS Sustainable Development Bank Bond Fund Class P2 - UDBTX

UBS Multi Income Bond Fund Class A - UTBAX

UBS Multi Income Bond Fund Class P - UTBPX

UBS Multi Income Bond Fund Class P2 - UTBTX

Semi-Annual Shareholder Report

December 31, 2024

UBS Global Allocation Fund

Class A

BNGLX

Fund Overview

This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$147,113,796
# of Portfolio Holdings	340
Portfolio Turnover Rate	52%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	8.9%
PACE High Yield Investments, Class P2	5.2
SPDR Portfolio High Yield Bond ETF	5.2
PACE International Emerging Markets Equity Investments, Class P2	4.7
Invesco S&P 500 Equal Weight ETF	3.9

UBS Global Allocation Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.1%
Corporate Bonds	10.1%
Exchange traded funds	12.1%
Investment companies	22.7%
Common Stocks	29.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Global Allocation Fund

S1872

Class A

Semi-Annual Shareholder Report

December 31, 2024

UBS Global Allocation Fund

Class P

BPGLX

Fund Overview

This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.95%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$147,113,796
# of Portfolio Holdings	340
Portfolio Turnover Rate	52%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	8.9%
PACE High Yield Investments, Class P2	5.2
SPDR Portfolio High Yield Bond ETF	5.2
PACE International Emerging Markets Equity Investments, Class P2	4.7
Invesco S&P 500 Equal Weight ETF	3.9

UBS Global Allocation Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	9.1%
Corporate Bonds	10.1%
Exchange traded funds	12.1%
Investment companies	22.7%
Common Stocks	29.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Global Allocation Fund

S1873

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS Emerging Markets Equity Opportunity Fund

Class P

UEMPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$50	1.02%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$378,401,258
# of Portfolio Holdings	39
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	7.7
Ping An Insurance Group Co. of China Ltd., Class H	5.8
HDFC Bank Ltd.	4.8
Contemporary Amperex Technology Co. Ltd., Class A	3.4

UBS Emerging Markets Equity Opportunity Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	7.2%
Communication Services	10.7%
Consumer Discretionary	13.7%
Information Technology	20.3%
Financials	29.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Emerging Markets Equity Opportunity Fund

S1870

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS Emerging Markets Equity Opportunity Fund

Class P2

EMPTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$14	0.29%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$378,401,258
# of Portfolio Holdings	39
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	7.7
Ping An Insurance Group Co. of China Ltd., Class H	5.8
HDFC Bank Ltd.	4.8
Contemporary Amperex Technology Co. Ltd., Class A	3.4

UBS Emerging Markets Equity Opportunity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	7.2%
Communication Services	10.7%
Consumer Discretionary	13.7%
Information Technology	20.3%
Financials	29.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Emerging Markets Equity Opportunity Fund

S1871

Class P2

Semi-Annual Shareholder Report

December 31, 2024

UBS Engage For Impact Fund

Class P

UEIPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.85%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$50,897,278
# of Portfolio Holdings	47
Portfolio Turnover Rate	13%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	6.0%
Danone SA	4.0
Autodesk, Inc.	3.7
ServiceNow, Inc.	3.7
Alcon AG	3.6

UBS Engage For Impact Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	8.5%
Financials	8.8%
Industrials	13.1%
Health Care	15.2%
Information Technology	32.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Engage For Impact Fund

S1865

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS Engage For Impact Fund

Class P2

EIPTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$50,897,278
# of Portfolio Holdings	47
Portfolio Turnover Rate	13%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	6.0%
Danone SA	4.0
Autodesk, Inc.	3.7
ServiceNow, Inc.	3.7
Alcon AG	3.6

UBS Engage For Impact Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	8.5%
Financials	8.8%
Industrials	13.1%
Health Care	15.2%
Information Technology	32.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Engage For Impact Fund

S1866

Class P2

Semi-Annual Shareholder Report

December 31, 2024

UBS International Sustainable Equity Fund

Class A

BNIEX

Fund Overview

This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.25%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$151,012,231
# of Portfolio Holdings	63
Portfolio Turnover Rate	16%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.8%
London Stock Exchange Group PLC	3.4
AIB Group PLC	3.0
Unilever PLC	2.7
ITOCHU Corp.	2.5

UBS International Sustainable Equity Fund

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	13.1%
Health Care	13.7%
Information Technology	14.4%
Industrials	15.4%
Financials	22.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1874

Class A

Semi-Annual Shareholder Report

December 31, 2024

UBS International Sustainable Equity Fund

Class P

BNUEX

Fund Overview

This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	1.00%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$151,012,231
# of Portfolio Holdings	63
Portfolio Turnover Rate	16%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.8%
London Stock Exchange Group PLC	3.4
AIB Group PLC	3.0
Unilever PLC	2.7
ITOCHU Corp.	2.5

UBS International Sustainable Equity Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	13.1%
Health Care	13.7%
Information Technology	14.4%
Industrials	15.4%
Financials	22.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1875

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS International Sustainable Equity Fund

Class P2

ESPTX

Fund Overview

This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$151,012,231
# of Portfolio Holdings	63
Portfolio Turnover Rate	16%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.8%
London Stock Exchange Group PLC	3.4
AIB Group PLC	3.0
Unilever PLC	2.7
ITOCHU Corp.	2.5

UBS International Sustainable Equity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	13.1%
Health Care	13.7%
Information Technology	14.4%
Industrials	15.4%
Financials	22.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1876

Class P2

Semi-Annual Shareholder Report

December 31, 2024

UBS US Dividend Ruler Fund

Class P

DVRUX

Fund Overview

This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.50%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$228,723,726
# of Portfolio Holdings	34
Portfolio Turnover Rate	15%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.2%
Broadcom, Inc.	8.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
JPMorgan Chase & Co.	4.2
Home Depot, Inc.	3.9

UBS US Dividend Ruler Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.2%
Industrials	9.6%
Health Care	11.0%
Financials	17.1%
Information Technology	35.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS US Dividend Ruler Fund

S1880

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS US Dividend Ruler Fund

Class P2

DVRPX

Fund Overview

This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$8	0.15%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$228,723,726
# of Portfolio Holdings	34
Portfolio Turnover Rate	15%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.2%
Broadcom, Inc.	8.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
JPMorgan Chase & Co.	4.2
Home Depot, Inc.	3.9

UBS US Dividend Ruler Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.2%
Industrials	9.6%
Health Care	11.0%
Financials	17.1%
Information Technology	35.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS US Dividend Ruler Fund

S1881

Class P2

Semi-Annual Shareholder Report

December 31, 2024

UBS US Quality Growth At Reasonable Price Fund

Class P

QGRPX

Fund Overview

This semi-annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.50%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$319,800,120
# of Portfolio Holdings	34
Portfolio Turnover Rate	12%

What is the Fund’s investment objective?

The Fund seeks to provide capital appreciation.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	12.7%
NVIDIA Corp.	8.9
Amazon.com, Inc.	8.8
Apple, Inc.	8.3
Meta Platforms, Inc., Class A	6.3

UBS US Quality Growth At Reasonable Price Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	9.7%
Health Care	9.9%
Communication Services	11.6%
Consumer Discretionary	14.0%
Information Technology	46.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS US Quality Growth At Reasonable Price Fund

S1882

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS U.S. Small Cap Growth Fund

Class A

BNSCX

Fund Overview

This semi-annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$130,037,249
# of Portfolio Holdings	85
Portfolio Turnover Rate	21%

What is the Fund’s investment objective?

The Fund seeks to provide long-term capital appreciation.

Top 5 Holdings (% of Net Assets)

Wix.com Ltd.	2.6%
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.3
CyberArk Software Ltd.	2.2
Shake Shack, Inc., Class A	2.1

UBS U.S. Small Cap Growth Fund

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	8.3%
Consumer Discretionary	12.7%
Industrials	18.8%
Health Care	20.5%
Information Technology	25.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS U.S. Small Cap Growth Fund

S1883

Class A

Semi-Annual Shareholder Report

December 31, 2024

UBS U.S. Small Cap Growth Fund

Class P

BISCX

Fund Overview

This semi-annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	0.99%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$130,037,249
# of Portfolio Holdings	85
Portfolio Turnover Rate	21%

What is the Fund’s investment objective?

The Fund seeks to provide long-term capital appreciation.

Top 5 Holdings (% of Net Assets)

Wix.com Ltd.	2.6%
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.3
CyberArk Software Ltd.	2.2
Shake Shack, Inc., Class A	2.1

UBS U.S. Small Cap Growth Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	8.3%
Consumer Discretionary	12.7%
Industrials	18.8%
Health Care	20.5%
Information Technology	25.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS U.S. Small Cap Growth Fund

S1884

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS Sustainable Development Bank Bond Fund

Class P

UDBPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$59,512,621
# of Portfolio Holdings	64
Portfolio Turnover Rate	14%

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	8.0%
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.6
Agence Francaise de Developpement EPIC (Supranationals), 0.625%, due 01/22/26	3.2
International Bank for Reconstruction & Development (Supranationals), 0.750%, due 08/26/30	3.1
Nordic Investment Bank (Supranationals), 3.375%, due 09/08/27	2.9

UBS Sustainable Development Bank Bond Fund

Class P

Asset Class Allocation (% of Net Assets)

Value	Value
Short-Term Investments	1.1%
Non-U.S. government agency obligations	98.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Sustainable Development Bank Bond Fund

S1868

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS Sustainable Development Bank Bond Fund

Class P2

UDBTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$8	0.15%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$59,512,621
# of Portfolio Holdings	64
Portfolio Turnover Rate	14%

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	8.0%
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.6
Agence Francaise de Developpement EPIC (Supranationals), 0.625%, due 01/22/26	3.2
International Bank for Reconstruction & Development (Supranationals), 0.750%, due 08/26/30	3.1
Nordic Investment Bank (Supranationals), 3.375%, due 09/08/27	2.9

UBS Sustainable Development Bank Bond Fund

Class P2

Asset Class Allocation (% of Net Assets)

Value	Value
Short-Term Investments	1.1%
Non-U.S. government agency obligations	98.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Sustainable Development Bank Bond Fund

S1869

Class P2

Semi-Annual Shareholder Report

December 31, 2024

UBS Multi Income Bond Fund

Class A

UTBAX

Fund Overview

This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$28,085,952
# of Portfolio Holdings	173
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.1%
Centene Corp., 2.500%, due 03/01/31	1.5
General Motors Co., 6.600%, due 04/01/36	1.5
Celanese U.S. Holdings LLC, 6.379%, due 07/15/32	1.4
BX Trust, Class D, 5.814%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.4

UBS Multi Income Bond Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	0.5%
Mortgage-backed securities	4.2%
Non-U.S. government agency obligations	6.8%
Asset-backed securities	7.3%
Corporate bonds	78.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1877

Class A

Semi-Annual Shareholder Report

December 31, 2024

UBS Multi Income Bond Fund

Class P

UTBPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$28,085,952
# of Portfolio Holdings	173
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.1%
Centene Corp., 2.500%, due 03/01/31	1.5
General Motors Co., 6.600%, due 04/01/36	1.5
Celanese U.S. Holdings LLC, 6.379%, due 07/15/32	1.4
BX Trust, Class D, 5.814%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.4

UBS Multi Income Bond Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	0.5%
Mortgage-backed securities	4.2%
Non-U.S. government agency obligations	6.8%
Asset-backed securities	7.3%
Corporate bonds	78.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1878

Class P

Semi-Annual Shareholder Report

December 31, 2024

UBS Multi Income Bond Fund

Class P2

UTBTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$10	0.20%

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$28,085,952
# of Portfolio Holdings	173
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.1%
Centene Corp., 2.500%, due 03/01/31	1.5
General Motors Co., 6.600%, due 04/01/36	1.5
Celanese U.S. Holdings LLC, 6.379%, due 07/15/32	1.4
BX Trust, Class D, 5.814%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.4

UBS Multi Income Bond Fund

Class P2

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	0.5%
Mortgage-backed securities	4.2%
Non-U.S. government agency obligations	6.8%
Asset-backed securities	7.3%
Corporate bonds	78.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1879

Class P2

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

The UBS Funds

Semiannual Financial Statements | December 31, 2024

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 29.0%
Australia: 0.2%
Glencore PLC*	63,737	$281,986
Austria: 0.3%
BAWAG Group AG1	6,078	510,912
Canada: 0.7%
Canadian Pacific Kansas City Ltd.	5,699	412,642
Shopify, Inc., Class A*	3,171	337,172
Tourmaline Oil Corp.[2]	4,993	231,058
		980,872
Denmark: 0.1%
Genmab AS*	826	171,242
France: 0.4%
LVMH Moet Hennessy Louis Vuitton SE	510	335,724
Pernod Ricard SA	2,319	261,833
		597,557
Germany: 0.7%
Daimler Truck Holding AG	4,948	188,871
Infineon Technologies AG	10,956	356,351
Knorr-Bremse AG	5,717	416,609
		961,831
Hong Kong: 0.2%
AIA Group Ltd.	41,617	301,679
India: 0.2%
HDFC Bank Ltd., ADR	5,626	359,276
Ireland: 0.3%
AIB Group PLC	82,859	457,471
Japan: 1.5%
Chugai Pharmaceutical Co. Ltd.[2]	4,900	217,961
ITOCHU Corp.	6,900	343,454
Keyence Corp.	700	287,528
OBIC Business Consultants Co. Ltd.	5,400	238,040
Shin-Etsu Chemical Co. Ltd.[2]	8,600	289,463
SoftBank Group Corp.	4,700	274,362
Sony Group Corp.	26,500	567,406
		2,218,214
Jersey: 0.3%
Aptiv PLC*	6,664	403,039
Netherlands: 0.7%
ASML Holding NV2	478	336,049
Koninklijke Philips NV*,2	17,057	431,111
Universal Music Group NV	12,762	326,787
		1,093,947
Portugal: 0.4%
Galp Energia SGPS SA	30,999	512,159
	Number of shares	Value
Common stocks—(continued)
Spain: 0.2%
Banco de Sabadell SA	160,683	$312,414
Sweden: 0.2%
Hexpol AB	24,560	228,200
Switzerland: 0.4%
Novartis AG, Registered Shares	3,231	315,784
Sandoz Group AG	7,760	317,822
		633,606
United Kingdom: 1.3%
Ashtead Group PLC	5,249	326,261
BAE Systems PLC	11,587	166,599
British American Tobacco PLC	11,710	422,201
Legal & General Group PLC	112,521	323,708
London Stock Exchange Group PLC	3,400	480,341
Spectris PLC	5,887	184,838
		1,903,948
United States: 20.9%
Advanced Micro Devices, Inc.*	2,021	244,117
AES Corp.	7,818	100,618
Airbnb, Inc., Class A*	120	15,769
Alcon AG	4,458	377,742
Allstate Corp.	1,742	335,840
Alphabet, Inc., Class A	4,419	836,517
Amazon.com, Inc.*	5,800	1,272,462
Ameriprise Financial, Inc.	787	419,022
APA Corp.[2]	8,037	185,574
Apollo Global Management, Inc.	2,447	404,147
Apple, Inc.	6,825	1,709,116
Berkshire Hathaway, Inc., Class B*	1,748	792,333
Bio-Rad Laboratories, Inc., Class A*	1,476	484,881
Blackrock, Inc.	467	478,726
Boston Scientific Corp.*	1,682	150,236
Bristol-Myers Squibb Co.	11,172	631,888
Broadcom, Inc.	3,551	823,264
Brunswick Corp.	2,861	185,049
CF Industries Holdings, Inc.	2,327	198,540
Charles Schwab Corp.	2,153	159,344
Chipotle Mexican Grill, Inc.*	3,948	238,064
Cooper Cos., Inc.*	1,812	166,577
Devon Energy Corp.	7,326	239,780
Dynatrace, Inc.*	3,148	171,094
Eli Lilly & Co.	652	503,344
Exxon Mobil Corp.	952	102,407
Fidelity National Information Services, Inc.	7,204	581,867
First Citizens BancShares, Inc., Class A	146	308,501
Haleon PLC	96,136	454,211
Hayward Holdings, Inc.*	15,531	237,469
HubSpot, Inc.*	407	283,585
IAC, Inc.*	4,823	208,064
Ingersoll Rand, Inc.	6,842	618,927
Johnson Controls International PLC	1,759	138,838

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Keysight Technologies, Inc.*	1,975	$317,244
Las Vegas Sands Corp.	9,183	471,639
Liberty Media Corp.-Liberty Formula One, Class C*	2,200	203,852
Live Nation Entertainment, Inc.*	1,396	180,782
Lyft, Inc., Class A*	15,465	199,499
Marsh & McLennan Cos., Inc.	1,248	265,088
Marvell Technology, Inc.	1,437	158,717
Mastercard, Inc., Class A	1,060	558,164
Meta Platforms, Inc., Class A	1,065	623,568
Micron Technology, Inc.	4,624	389,156
Microsoft Corp.	4,233	1,784,209
Mondelez International, Inc., Class A	6,235	372,417
NextEra Energy, Inc.	8,146	583,987
NIKE, Inc., Class B	2,681	202,871
Northrop Grumman Corp.	690	323,810
NVIDIA Corp.	13,053	1,752,887
Oracle Corp.	1,924	320,615
Parker-Hannifin Corp.	274	174,272
Philip Morris International, Inc.	2,591	311,827
Prologis, Inc.	3,334	352,404
Regal Rexnord Corp.	2,181	338,339
S&P Global, Inc.	292	145,425
Starbucks Corp.	3,179	290,084
Take-Two Interactive Software, Inc.*	3,161	581,877
Tesla, Inc.*	1,614	651,798
Thermo Fisher Scientific, Inc.	496	258,034
TJX Cos., Inc.	1,526	184,356
T-Mobile U.S., Inc.	1,753	386,940
TransDigm Group, Inc.	163	206,567
UnitedHealth Group, Inc.	1,424	720,345
Vulcan Materials Co.	740	190,350
Walmart, Inc.	7,344	663,530
Walt Disney Co.	3,322	369,905
Wells Fargo & Co.	12,390	870,274
Williams Cos., Inc.	16,406	887,893
Zoom Communications, Inc.*	2,904	236,995
Zscaler, Inc.*	720	129,895
		30,717,528
Total common stocks (cost $34,421,413)		42,645,881
	Face amount[3]
Asset-backed securities: 1.8%
Cayman Islands: 0.5%
Dryden 102 CLO Ltd., Series 2023-102A, Class C, 3 mo. USD Term SOFR + 2.900%, 7.556%, due 10/15/36[1,4]	250,000	253,407
	Face amount[3]	Value
Asset-backed securities—(continued)
Cayman Islands—(concluded)
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (1.000)*3 mo. USD Term SOFR + 1.312%, 5.968%, due 07/15/31[1,4]	209,889	$210,155
OHA Credit Partners XV Ltd., Series 2017-15A, Class D2R, 3 mo. USD Term SOFR + 4.500%, 9.117%, due 04/20/37[1,4]	250,000	255,465
		719,027
United States: 1.3%
AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A3, 2.450%, due 11/18/26	25,129	25,027
Dell Equipment Finance Trust, Series 2023-3, Class D, 6.750%, due 10/22/29[1]	175,000	178,590
Drive Auto Receivables Trust Series 2021-1, Class D, 1.450%, due 01/16/29	54,093	53,604
Series 2024-1, Class A3, 5.350%, due 02/15/28	100,000	100,398
Series 2024-2, Class C, 4.670%, due 05/17/32	125,000	123,757
DT Auto Owner Trust, Series 2021-1A, Class D, 1.160%, due 11/16/26[1]	58,025	57,505
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, due 04/22/30[1]	99,745	100,606
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, due 11/16/26	38,790	38,407
GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, due 01/20/27	100,000	100,460
HPEFS Equipment Trust Series 2024-1A, Class D, 5.820%, due 11/20/31[1]	100,000	101,071
Series 2024-2A, Class D, 5.820%, due 04/20/32[1]	200,000	202,078
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class C, 4.190%, due 11/14/28[1]	200,000	196,995
OneMain Financial Issuance Trust, Series 2020-2A, Class B, 2.210%, due 09/14/35[1]	100,000	93,312
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.480%, due 01/15/27	17,614	17,576
Series 2022-5, Class C, 4.740%, due 10/16/28	100,000	99,961

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[3]	Value
Asset-backed securities—(concluded)
United States—(concluded)
Series 2023-2, Class A3, 5.210%, due 07/15/27	49,602	$49,657
Series 2023-3, Class A3, 5.610%, due 10/15/27	112,320	112,641
Series 2023-4, Class A2, 6.180%, due 02/16/27	36,287	36,334
Series 2023-6, Class A2, 6.080%, due 05/17/27	24,661	24,728
SCF Equipment Leasing LLC, Series 2022-2A, Class A3, 6.500%, due 10/21/30[1]	182,596	183,577
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.350%, due 06/21/27[1]	45,710	45,807
		1,942,091
Total asset-backed securities (cost $2,662,548)		2,661,118
Corporate bonds: 10.1%
Canada: 0.5%
Canadian Imperial Bank of Commerce 3.945%, due 08/04/25[2]	810,000	806,831
United States: 9.6%
Air Lease Corp. 5.300%, due 02/01/28	750,000	756,279
American Express Co. 3.950%, due 08/01/25	410,000	408,347
Bank of America Corp. (fixed, converts to FRN on 07/21/31), 2.299%, due 07/21/32[4]	1,000,000	833,652
Broadcom, Inc. 4.300%, due 11/15/32	900,000	848,829
Centene Corp. 2.450%, due 07/15/28	250,000	224,977
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908%, due 07/23/25	187,000	186,777
Cheniere Energy Partners LP 4.500%, due 10/01/29	810,000	784,225
Citigroup, Inc. (fixed, converts to FRN on 06/11/34), 5.449%, due 06/11/35[4]	725,000	718,873
Consolidated Edison Co. of New York, Inc. 5.500%, due 03/15/34	375,000	381,512
Discovery Communications LLC 3.625%, due 05/15/30	900,000	800,639
Expand Energy Corp. 5.375%, due 02/01/29	750,000	738,787
General Motors Co. 5.400%, due 10/15/29	810,000	815,550
Goldman Sachs Group, Inc. (fixed, converts to FRN on 04/25/29), 5.727%, due 04/25/30[4]	900,000	918,548
	Face amount[3]	Value
Corporate bonds—(concluded)
United States—(concluded)
JPMorgan Chase & Co. 3.625%, due 12/01/27	810,000	$786,810
Morgan Stanley (fixed, converts to FRN on 07/20/32), 4.889%, due 07/20/33[4]	900,000	871,919
Oracle Corp. 6.250%, due 11/09/32	750,000	794,829
Pacific Gas & Electric Co. 4.550%, due 07/01/30	750,000	725,852
Royal Caribbean Cruises Ltd. 5.625%, due 09/30/31[1]	750,000	737,744
Southern California Edison Co. 5.850%, due 11/01/27	630,000	647,863
T-Mobile USA, Inc. 3.500%, due 04/15/31	540,000	489,548
Wells Fargo & Co. (fixed, converts to FRN on 07/25/32), 4.897%, due 07/25/33[4]	600,000	579,459
		14,051,019
Total corporate bonds (cost $14,751,712)		14,857,850
Mortgage-backed securities: 0.8%
United States: 0.8%
Bank, Series 2022-BNK39, Class A4, 2.928%, due 02/15/55[4]	200,000	172,497
Benchmark Mortgage Trust, Series 2021-B29, Class A5, 2.388%, due 09/15/54	275,000	231,182
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4, 4.228%, due 06/10/51[4]	100,000	97,023
Extended Stay America Trust, Series 2021-ESH, Class D, (1.000)*1 mo. USD Term SOFR + 2.364%, 6.762%, due 07/15/38[1,4]	132,119	132,449
Flagstar Mortgage Trust, Series 2018-5, Class A2, 4.000%, due 09/25/48[1,4]	35,274	32,606
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, due 08/10/38[1]	100,000	96,211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.077%, due 01/05/40[1,4]	125,000	94,705
MFA Trust Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,4]	15,444	14,345
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,4]	20,420	18,858

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[3]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, due 10/25/58[1,4]		34,461	$32,328
Verus Securitization Trust Series 2020-5, Class A1, 2.218%, due 05/25/65[1,4]		19,922	19,268
Series 2021-R2, Class A1, 0.918%, due 02/25/64[1,4]		31,230	28,260
Series 2021-R3, Class A1, 1.020%, due 04/25/64[1,4]		39,638	36,994
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class AS, 4.405%, due 06/15/51[4]		130,000	124,232
Total mortgage-backed securities (cost $1,184,464)			1,130,958
Non-U.S. government agency obligations: 4.6%
Australia: 0.5%
Australia Government Bonds Series 138, 3.250%, due 04/21/29[5]	AUD	455,000	274,435
3.500%, due 12/21/34[5]	AUD	240,000	138,067
3.750%, due 05/21/34[5]	AUD	440,000	259,854
			672,356
Austria: 0.0%†
Republic of Austria Government Bonds 3.150%, due 06/20/44[5]	EUR	45,000	47,220
Belgium: 0.1%
Kingdom of Belgium Government Bonds Series 71, 3.750%, due 06/22/45[5]	EUR	73,000	79,473
Canada: 0.3%
Canada Government Bonds 1.000%, due 06/01/27	CAD	260,000	173,304
4.000%, due 03/01/29	CAD	200,000	144,832
Series WL43, 5.750%, due 06/01/29	CAD	180,000	139,898
			458,034
Finland: 0.0%†
Finland Government Bonds Series 30Y, 1.375%, due 04/15/47[5]	EUR	20,000	15,268
France: 0.4%
French Republic Government Bonds OAT Series OAT, 0.000%, due 11/25/31[5,6]	EUR	485,000	413,289
Series OAT, 0.000%, due 05/25/32[5,6]	EUR	75,000	62,664
Series OAT, 0.500%, due 05/25/40[5]	EUR	85,000	57,291
Series OAT, 3.250%, due 05/25/45[5]	EUR	95,000	94,164
			627,408
Germany: 0.4%
Bundesrepublik Deutschland Bundesanleihe 0.000%, due 11/15/28[5,6]	EUR	300,000	287,507
Series 10Y, 2.200%, due 02/15/34[5]	EUR	130,000	133,194
2.500%, due 07/04/44[5]	EUR	146,000	149,237
			569,938
	Face amount[3]		Value
Non-U.S. government agency obligations—(concluded)
Ireland: 0.1%
Ireland Government Bonds 1.500%, due 05/15/50[5]	EUR	261,000	$202,461
Italy: 0.4%
Italy Buoni Poliennali Del Tesoro Series 10Y, 0.950%, due 12/01/31[5]	EUR	195,000	175,118
Series 17Y, 1.650%, due 03/01/32[5]	EUR	30,000	28,172
Series 10Y, 3.000%, due 08/01/29[5]	EUR	140,000	146,703
Series 31Y, 3.250%, due 09/01/46[5]	EUR	85,000	79,261
Series 31Y, 4.000%, due 02/01/37[5]	EUR	118,000	127,579
			556,833
Japan: 0.6%
Japan Government CPI-Linked Bonds Series 26, 0.005%, due 03/10/31	JPY	54,900,000	368,105
Japan Government Forty Year Bonds Series 12, 0.500%, due 03/20/59	JPY	18,000,000	65,454
Japan Government Thirty Year Bonds Series 51, 0.300%, due 06/20/46	JPY	7,600,000	34,323
Series 83, 2.200%, due 06/20/54	JPY	6,300,000	39,645
Japan Government Twenty Year Bonds Series 156, 0.400%, due 03/20/36	JPY	64,000,000	371,708
			879,235
New Zealand: 1.0%
New Zealand Government Bonds Series 0429, 3.000%, due 04/20/29	NZD	570,000	309,392
New Zealand Government Bonds Inflation-Linked Series 0925, 2.000%, due 09/20/25[5,7]	NZD	2,014,150	1,125,435
			1,434,827
Spain: 0.3%
Spain Government Bonds 1.450%, due 10/31/27[5]	EUR	155,000	156,658
1.500%, due 04/30/27[5]	EUR	97,000	98,773
2.350%, due 07/30/33[5]	EUR	57,000	56,493
3.450%, due 07/30/66[5]	EUR	10,000	9,716
4.200%, due 01/31/37[5]	EUR	44,000	50,052
5.150%, due 10/31/44[5]	EUR	79,000	100,569
			472,261
United Kingdom: 0.5%
U.K. Gilts 0.875%, due 07/31/33[5]	GBP	160,000	149,149
1.000%, due 01/31/32[5]	GBP	149,000	148,632
1.250%, due 07/31/51[5]	GBP	254,000	142,304
1.625%, due 10/22/28[5]	GBP	234,000	267,148
3.500%, due 01/22/45[5]	GBP	40,000	40,230
3.750%, due 10/22/53[5]	GBP	40,000	39,732
			787,195
Total non-U.S. government agency obligations (cost $8,128,931)			6,802,509

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[3]	Value
U.S. government agency obligations: 9.1%
United States: 9.1%
Federal Home Loan Mortgage Corp. 1.500%, due 10/01/51	290,636	$215,044
2.000%, due 02/01/51	809,336	634,100
2.500%, due 11/01/50	180,748	150,988
2.500%, due 05/01/52	355,790	292,778
3.000%, due 01/01/52	112,671	96,198
4.000%, due 04/01/53	514,627	475,615
4.500%, due 08/01/52	191,949	180,806
4.500%, due 08/01/52	234,852	221,219
Federal National Mortgage Association 2.000%, due 11/01/50	245,602	192,577
2.000%, due 04/01/51	220,837	174,071
2.500%, due 01/01/50	565,549	465,981
2.500%, due 04/01/50	550,047	452,695
2.500%, due 09/01/50	597,252	490,568
2.500%, due 05/01/51	218,093	179,215
2.500%, due 08/01/51	354,686	290,658
2.500%, due 11/01/51	440,543	362,147
2.500%, due 02/01/52	216,713	180,019
3.000%, due 08/01/50	412,954	358,192
3.000%, due 12/01/51	449,386	383,685
3.000%, due 03/01/52	322,418	277,948
3.500%, due 02/01/49	393,367	353,451
3.500%, due 03/01/50	602,429	540,197
4.000%, due 05/01/51	371,760	344,759
4.500%, due 01/01/53	407,601	383,687
5.000%, due 10/01/53	605,561	584,372
Government National Mortgage Association 2.000%, due 01/20/52	444,390	356,030
2.500%, due 08/20/51	492,663	412,005
3.000%, due 10/20/45	61,768	54,441
3.000%, due 12/20/45	71,047	62,620
3.000%, due 04/20/52	203,761	176,827
3.500%, due 01/20/50	187,600	169,080
Government National Mortgage Association, TBA 5.000%	225,000	218,187
5.500%	550,000	545,005
6.000%	150,000	150,924
Uniform Mortgage-Backed Security, TBA 4.500%	300,000	281,997
5.000%	475,000	458,199
5.500%	525,000	517,848
6.000%	1,400,000	1,406,608
6.500%	300,000	306,336
Total U.S. government agency obligations (cost $13,769,676)		13,397,077
U.S. Treasury obligations: 4.4%
United States: 4.4%
U.S. Treasury Bonds 1.125%, due 08/15/40	310,000	184,843
1.250%, due 05/15/50	290,000	137,485
2.500%, due 02/15/46	180,000	123,091
2.750%, due 11/15/42	170,000	127,048
	Face amount[3]	Value
U.S. Treasury obligations—(concluded)
United States—(concluded)
2.750%, due 08/15/47	133,000	$93,534
2.875%, due 05/15/43	617,000	467,325
3.000%, due 11/15/45	100,000	75,196
4.375%, due 02/15/38	110,000	106,981
U.S. Treasury Notes 0.375%, due 12/31/25	250,000	240,731
0.625%, due 08/15/30	1,110,000	901,425
0.750%, due 03/31/26	250,000	240,737
0.875%, due 06/30/26	650,000	618,466
1.125%, due 02/15/31	450,000	371,361
1.250%, due 03/31/28	40,000	36,328
1.250%, due 06/30/28	540,000	486,551
1.250%, due 09/30/28	270,000	241,303
1.250%, due 08/15/31	200,000	163,217
1.625%, due 11/30/26	858,000	817,005
1.625%, due 08/15/29	326,000	289,339
1.625%, due 05/15/31	350,000	295,272
2.125%, due 05/15/25	40,000	39,687
2.750%, due 08/15/32	200,000	177,366
3.875%, due 08/15/33	256,000	243,640
Total U.S. Treasury obligations (cost $7,230,009)		6,477,931
	Number of shares
Exchange traded funds: 12.1%
Invesco S&P 500 Equal Weight ETF[2]	33,118	5,803,267
iShares J.P. Morgan USD Emerging Markets Bond ETF	49,613	4,417,542
SPDR Portfolio High Yield Bond ETF[2]	323,307	7,588,015
Total exchange traded funds (cost $17,250,404)		17,808,824
Investment companies: 22.7%
PACE High Yield Investments[8]	860,879	7,670,436
PACE International Emerging Markets Equity Investments[8]	530,875	6,975,692
PACE International Equity Investments[8]	807,219	13,109,244
UBS Emerging Markets Equity Opportunity Fund[8]	750,446	5,598,326
Total investment companies (cost $34,816,837)		33,353,698
Short-term investments: 1.8%
Investment companies: 1.8%
State Street Institutional U.S. Government Money Market Fund, 4.430%[9] (cost $2,679,124)	2,679,124	2,679,124

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[3]	Value
Short-term U.S. Treasury obligations: 1.8%
United States: 1.8%
U.S. Treasury Bills 4.549%, due 01/21/25[9]	400,000	$399,104
4.317%, due 05/15/25[9]	2,250,000	2,215,588
Total Short-term U.S. Treasury obligations (Cost $2,614,081)		2,614,692
	Number of shares	Value
Investment of cash collateral from securities loaned: 1.2%
Money market funds: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.420%[9] (cost $1,848,184)	1,848,184	$1,848,184
Total investments: 99.4% (cost $141,357,383)		146,277,846

Other assets in excess of liabilities: 0.6%	835,950
Net assets: 100.0%	$147,113,796

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
154	EUR	Euro High Yield Bond Index Futures	March 2025	$9,466,829	$9,427,683	$(39,146)
396	EUR	EURO STOXX Banks Index Futures	March 2025	3,040,042	2,987,256	(52,786)
19	USD	Russell 2000 Value Index Futures	March 2025	2,272,400	2,137,310	(135,090)
109	USD	S&P 500 E-Mini Index Futures	March 2025	33,547,169	32,349,837	(1,197,332)
34	JPY	TSE TOPIX Index Futures	March 2025	5,945,858	6,021,227	75,369
Interest rate futures buy contracts:
79	AUD	Australian Bond 10 Year Futures	March 2025	$5,605,925	$5,519,272	$(86,653)
78	EUR	Euro Bund 10 Year Futures	March 2025	11,040,890	10,781,455	(259,435)
49	GBP	United Kingdom Long Gilt Bond Futures	March 2025	5,819,660	5,668,715	(150,945)
Total				$76,738,773	$74,892,755	$(1,846,018)
Index futures sell contracts:
15	AUD	ASX SPI 200 Index Futures	March 2025	$(1,919,970)	$(1,891,202)	$28,768
199	EUR	EURO STOXX 50 Index Futures	March 2025	(10,271,393)	(10,061,405)	209,988
70	USD	MSCI Emerging Markets Index Futures	March 2025	(3,865,544)	(3,758,300)	107,244
41	USD	MSCI Europe USD NTR Index Futures	March 2025	(3,897,044)	(3,762,980)	134,064
8	CAD	S&P/TSX 60 Index Futures	March 2025	(1,693,640)	(1,653,039)	40,601
Interest rate futures sell contracts:
108	JPY	Japan Government Bond 10 Year Futures	March 2025	(9,774,787)	(9,756,344)	18,443
U.S. Treasury futures sell contracts:
55	USD	U.S. Treasury Note 10 Year Futures	March 2025	$(6,077,070)	$(5,981,250)	$95,820
Total				$(37,499,448)	$(36,864,520)	$634,928
Net unrealized appreciation (depreciation)						$(1,211,090)

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CAD	6,860,000	USD	4,954,776	01/17/25	$179,863
BB	CHF	455,000	USD	533,504	01/17/25	31,533
BB	CNH	16,590,000	USD	2,270,711	01/17/25	9,668
BB	EUR	2,895,000	USD	3,070,553	01/17/25	70,093
BB	NZD	2,590,000	USD	1,527,420	01/17/25	78,231
BB	USD	1,537,062	CAD	2,145,000	01/17/25	(44,032)
BB	USD	266,101	COP	1,141,337,000	01/17/25	(7,539)
BB	USD	383,533	JPY	58,800,000	01/17/25	(9,387)
BB	USD	3,528,015	NOK	38,170,000	01/17/25	(174,990)
BOA	USD	756,224	EUR	725,000	01/17/25	(4,814)
BOA	USD	1,489,489	NZD	2,635,000	01/17/25	(15,121)
CIBC	USD	775,923	EUR	735,000	01/17/25	(14,148)
CITI	NOK	33,560,000	USD	3,076,644	01/17/25	128,582
CITI	USD	879,669	BRL	5,130,000	01/17/25	(51,501)
CITI	USD	3,094,485	CAD	4,340,000	01/17/25	(73,622)
CITI	USD	3,060,505	GBP	2,410,000	01/17/25	(43,791)
GSI	IDR	5,720,300,000	USD	362,756	01/17/25	7,519
HSBC	BRL	13,970,000	USD	2,318,037	01/17/25	62,774
HSBC	KRW	290,000,000	USD	215,997	01/17/25	18,925
HSBC	NZD	2,635,000	USD	1,544,845	01/17/25	70,476
HSBC	USD	3,639,076	BRL	20,590,000	01/17/25	(315,105)
HSBC	USD	615,781	CNH	4,370,000	01/17/25	(20,196)
HSBC	USD	967,035	GBP	745,000	01/17/25	(34,482)
HSBC	USD	498,857	SGD	650,000	01/17/25	(22,609)
JPMCB	GBP	2,365,000	USD	3,072,877	01/17/25	112,492
MSCI	CNH	69,305,000	USD	9,793,956	01/17/25	348,413
MSCI	EUR	8,235,000	USD	9,020,800	01/17/25	485,813
MSCI	USD	4,783,441	JPY	704,000,000	01/17/25	(303,870)
MSCI	USD	3,033,775	ZAR	53,890,000	01/17/25	(181,839)
SSB	JPY	17,000,000	USD	108,023	01/06/25	(20)
SSB	AUD	115,000	GBP	58,865	01/17/25	2,504
SSB	AUD	3,325,000	USD	2,218,934	01/17/25	160,894
SSB	EUR	155,000	CAD	232,302	01/17/25	1,048
SSB	GBP	2,775,000	USD	3,625,892	01/17/25	152,290
SSB	KRW	4,309,000,000	USD	3,074,256	01/17/25	146,038
SSB	NZD	5,990,000	USD	3,652,425	01/17/25	300,824
SSB	USD	273,456	AUD	440,000	01/17/25	(1,114)
SSB	USD	210,000	CAD	290,866	01/17/25	(7,542)
SSB	USD	147,238	CNY	1,075,000	01/17/25	184
SSB	USD	3,091,903	CNY	21,890,000	01/17/25	(89,992)
SSB	USD	36,790	EUR	35,000	01/17/25	(515)
SSB	USD	299,823	GBP	235,000	01/17/25	(5,662)
SSB	USD	108,167	JPY	17,000,000	01/17/25	5
SSB	USD	3,017,343	KRW	4,367,000,000	01/17/25	(49,711)
Net unrealized appreciation (depreciation)						$896,567

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$42,645,881	$—	$—	$42,645,881
Exchange traded funds	17,808,824	—	—	17,808,824
Investment companies	33,353,698	—	—	33,353,698
Asset-backed securities	—	2,661,118	—	2,661,118
Corporate bonds	—	14,857,850	—	14,857,850
Mortgage-backed securities	—	1,130,958	—	1,130,958
Non-U.S. government agency obligations	—	6,802,509	—	6,802,509
U.S. government agency obligations	—	13,397,077	—	13,397,077
U.S. treasury obligations	—	6,477,931	—	6,477,931
Investment companies	—	2,679,124	—	2,679,124
Short-term U.S. Treasury obligations	—	2,614,692	—	2,614,692
Investment of cash collateral from securities loaned	—	1,848,184	—	1,848,184
Futures contracts	710,297	—	—	710,297
Forward foreign currency contracts	—	2,368,169	—	2,368,169
Total	$94,518,700	$54,837,612	$—	$149,356,312
Liabilities
Futures contracts	$(1,921,387)	$—	$—	$(1,921,387)
Forward foreign currency contracts	—	(1,471,602)	—	(1,471,602)
Total	$(1,921,387)	$(1,471,602)	$—	$(3,392,989)

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,633,248, represented 2.5% of the Fund's net assets at period end.

2  Security, or portion thereof, was on loan at the period end.

3  In U.S. dollars unless otherwise indicated.

4  Floating or variable rate securities. The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS Global Allocation Fund

Portfolio of investments

December 31, 2024 (unaudited)

6  Zero coupon bond.

7  Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

8  The table below details the Fund's investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/24	Purchases during the year ended 12/31/24	Sales during the year ended 12/31/24	Net realized gain (loss) during the year ended 12/31/24	Change in net unrealized appreciation (depreciation) during the year ended 12/31/24	Value 12/31/24	Net income earned from affiliate for the year ended 12/31/24	Shares 12/31/24
UBS Emerging Markets Equity Opportunity Fund	$9,888,204	$237,658	$4,050,000	$(1,314,848)	$837,312	$5,598,326	$237,659	750,446
PACE High Yield Investments	9,107,796	243,790	1,850,000	(78,592)	247,442	7,670,436	243,789	860,879
PACE International Equity Investments	14,409,498	1,515,047	1,450,000	223,020	(1,588,321)	13,109,244	234,026	807,219
PACE International
Emerging Markets Equity Investments	9,835,756	43,478	2,990,000	337,851	(251,393)	6,975,692	43,478	530,875
UBS All China Equity Fund	1,992,631	—	1,941,056	(802,851)	751,276	—	—	—
	$45,233,885	$2,039,973	$12,281,056	$(1,635,420)	$(3,684)	$33,353,698	$758,952

9  Rate shown reflects at December 31, 2024.

See accompanying notes to financial statements.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 97.1%
Brazil: 5.3%
Hypera SA	459,600	$1,344,215
MercadoLibre, Inc.*	2,595	4,412,642
Petroleo Brasileiro SA, ADR	586,920	7,547,791
Vale SA	771,000	6,818,444
		20,123,092
China: 28.4%
Alibaba Group Holding Ltd.	930,100	9,867,863
Alibaba Group Holding Ltd., ADR	17,718	1,502,309
China Mengniu Dairy Co. Ltd.	5,242,000	11,851,895
China Resources Beer Holdings Co. Ltd.	2,024,000	6,580,186
Contemporary Amperex Technology Co. Ltd., Class A	348,093	12,685,240
Kweichow Moutai Co. Ltd., Class A	28,461	5,942,332
PDD Holdings, Inc., ADR*	81,267	7,882,086
Ping An Insurance Group Co. of China Ltd., Class H	3,721,500	22,065,508
Tencent Holdings Ltd.	543,400	29,175,745
		107,553,164
Hungary: 2.4%
OTP Bank Nyrt	168,121	9,180,950
India: 13.5%
Axis Bank Ltd.	955,648	11,884,521
Eicher Motors Ltd.	148,053	8,338,576
HDFC Bank Ltd.	881,683	18,257,484
Reliance Industries Ltd.	875,506	12,429,473
		50,910,054
Indonesia: 2.4%
Bank Central Asia Tbk. PT	14,848,200	8,925,526
Malaysia: 1.3%
CIMB Group Holdings Bhd.	2,710,000	4,969,697
Mexico: 3.9%
Cemex SAB de CV, ADR	1,466,800	8,272,752
Grupo Financiero Banorte SAB de CV, Class O	1,027,755	6,603,440
		14,876,192
Poland: 2.3%
Powszechna Kasa Oszczednosci Bank Polski SA	592,784	8,577,015
Russia: 0.0%†
Sberbank of Russia PJSC*,1,2	3,568,865	0
	Number of shares	Value
Common stocks—(concluded)
Saudi Arabia: 1.8%
Saudi National Bank	770,767	$6,851,445
Singapore: 1.6%
Singapore Telecommunications Ltd.	2,704,200	6,098,880
South Africa: 5.9%
Anglo American PLC	266,500	7,887,044
MTN Group Ltd.	1,071,885	5,225,022
Naspers Ltd., Class N	41,708	9,223,377
		22,335,443
South Korea: 9.3%
KB Financial Group, Inc.	160,322	9,028,084
Kia Corp.	153,919	10,528,576
Samsung Electronics Co. Ltd.	86,252	3,116,942
SK Hynix, Inc.	105,945	12,514,918
		35,188,520
Taiwan: 16.2%
ASE Technology Holding Co. Ltd.	1,224,000	6,048,224
MediaTek, Inc.	272,000	11,739,694
Taiwan Semiconductor Manufacturing Co. Ltd.	1,326,000	43,479,388
		61,267,306
Thailand: 2.8%
Bangkok Dusit Medical Services PCL, NVDR	5,062,300	3,637,670
PTT Exploration & Production PCL, NVDR	2,050,600	7,157,102
		10,794,772
Total common stocks (cost $396,859,629)		367,652,056
Preferred stocks: 1.4%
Brazil: 1.4%
Banco Bradesco SA (cost $9,884,023)	2,774,459	5,216,828
Total investments: 98.5% (cost $406,743,652)		372,868,884
Other assets in excess of liabilities: 1.5%		5,532,374
Net assets: 100.0%		$378,401,258

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

December 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$367,652,052	$—	$4	$367,652,056
Preferred stocks	5,216,828	—	—	5,216,828
Total	$372,868,880	$—	$4	$372,868,884

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

2  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

See accompanying notes to financial statements.

UBS Engage For Impact Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.8%
Canada: 1.5%
Canadian Pacific Kansas City Ltd.	10,636	$770,110
China: 1.5%
China Mengniu Dairy Co. Ltd.	340,000	768,723
France: 4.1%
Danone SA	30,505	2,057,701
Germany: 2.4%
Infineon Technologies AG	36,865	1,199,059
India: 2.9%
HDFC Bank Ltd., ADR	22,986	1,467,886
Ireland: 3.3%
AIB Group PLC	305,285	1,685,503
Japan: 7.5%
Chugai Pharmaceutical Co. Ltd.[1]	33,200	1,476,798
Recruit Holdings Co. Ltd.	21,800	1,544,129
Shimano, Inc.[1]	6,000	815,660
		3,836,587
Jersey: 1.7%
Aptiv PLC*	14,454	874,178
Mexico: 1.5%
America Movil SAB de CV1	611,800	438,655
Grupo Financiero Banorte SAB de CV, Class O	49,631	318,885
		757,540
Netherlands: 1.5%
Aalberts NV1	21,934	780,216
Portugal: 2.4%
Galp Energia SGPS SA	74,743	1,234,889
Spain: 2.7%
Iberdrola SA	98,988	1,363,738
Switzerland: 2.4%
Sandoz Group AG	30,112	1,233,280
United Kingdom: 5.7%
AstraZeneca PLC	12,721	1,667,073
Spectris PLC	39,524	1,240,960
		2,908,033
United States: 57.7%
Advanced Drainage Systems, Inc.	7,773	898,559
Alcon AG	21,735	1,841,685
Autodesk, Inc.*	6,423	1,898,446
BellRing Brands, Inc.*	8,440	635,870
	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Bio-Rad Laboratories, Inc., Class A*	2,268	$745,061
Broadcom, Inc.	13,179	3,055,419
CF Industries Holdings, Inc.	10,217	871,714
Coursera, Inc.*	18,047	153,400
Dexcom, Inc.*	9,522	740,526
Digital Realty Trust, Inc.	6,607	1,171,619
Ecolab, Inc.	4,264	999,140
Enphase Energy, Inc.*	7,235	496,900
Ingersoll Rand, Inc.	13,270	1,200,404
Linde PLC	3,137	1,313,368
Micron Technology, Inc.	15,281	1,286,049
Microsoft Corp.	4,314	1,818,351
Montrose Environmental Group, Inc.*	11,836	219,558
NIKE, Inc., Class B	9,363	708,498
Pure Storage, Inc., Class A*	13,645	838,212
Regal Rexnord Corp.	8,304	1,288,200
Rivian Automotive, Inc., Class A*,1	29,104	387,083
Roper Technologies, Inc.	1,673	869,709
ServiceNow, Inc.*	1,781	1,888,074
SLM Corp.	37,745	1,041,007
Sprouts Farmers Market, Inc.*	6,762	859,247
Trimble, Inc.*	14,974	1,058,063
Zoom Communications, Inc.*	13,042	1,064,358
		29,348,520
Total common stocks (cost $44,723,294)		50,285,963
Short-term investments: 1.0%
Investment companies: 1.0%
State Street Institutional U.S. Government Money Market Fund, 4.430%[2] (cost $500,232)	500,232	500,232
Investment of cash collateral from securities loaned: 4.7%
Money market funds: 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.420%[2] (cost $2,417,868)	2,417,868	2,417,868
Total investments: 104.5% (cost $47,641,394)		53,204,063
Liabilities in excess of other assets: (4.5%)		(2,306,785)
Net assets: 100.0%		$50,897,278

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Engage For Impact Fund

Portfolio of investments

December 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$50,285,963	$—	$—	$50,285,963
Short-term investments	—	500,232	—	500,232
Investment of cash collateral from securities loaned	—	2,417,868	—	2,417,868
Total	$50,285,963	$2,918,100	$—	$53,204,063

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at December 31, 2024.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.0%
Canada: 7.6%
Canadian Pacific Kansas City Ltd.	34,149	$2,472,592
Gildan Activewear, Inc.[1]	60,153	2,830,951
Royal Bank of Canada	27,448	3,309,533
Shopify, Inc., Class A*	27,655	2,940,556
		11,553,632
China: 1.0%
Ping An Insurance Group Co. of China Ltd., Class H	257,000	1,523,804
Denmark: 1.1%
Genmab AS*	8,383	1,737,919
Finland: 0.9%
Neste OYJ[1]	108,509	1,362,838
France: 4.3%
AXA SA	35,375	1,257,594
Cie Generale des Etablissements Michelin SCA	68,416	2,253,624
Danone SA	45,307	3,056,163
		6,567,381
Germany: 7.6%
Daimler Truck Holding AG	59,329	2,264,651
HUGO BOSS AG	49,022	2,273,902
Infineon Technologies AG	51,679	1,680,895
Knorr-Bremse AG	37,429	2,727,527
SAP SE	10,057	2,461,665
		11,408,640
Ireland: 3.0%
AIB Group PLC	818,567	4,519,373
Italy: 3.0%
Infrastrutture Wireless Italiane SpA[1,2]	120,865	1,228,818
PRADA SpA	220,400	1,706,921
Prysmian SpA	24,956	1,593,952
		4,529,691
Japan: 18.5%
Chugai Pharmaceutical Co. Ltd.[1]	56,300	2,504,329
FANUC Corp.[1]	70,800	1,878,611
ITOCHU Corp.[1]	76,000	3,782,974
Keyence Corp.	5,700	2,341,295
Mitsubishi UFJ Financial Group, Inc.	191,800	2,250,232
Nippon Telegraph & Telephone Corp.	1,205,900	1,210,920
OBIC Business Consultants Co. Ltd.	62,300	2,746,276
SoftBank Group Corp.	21,600	1,260,898
Sony Group Corp.	267,000	5,716,883
Toyota Motor Corp.	119,500	2,389,316
West Japan Railway Co.	50,600	899,477
Yamaha Motor Co. Ltd.[1]	110,100	982,780
		27,963,991
Jersey: 1.1%
Aptiv PLC*	27,687	1,674,510
	Number of shares	Value
Common stocks—(concluded)
Luxembourg: 1.7%
Eurofins Scientific SE1	49,892	$2,548,371
Netherlands: 5.2%
ASML Holding NV	3,464	2,435,300
Koninklijke Philips NV*,1	127,093	3,212,242
Universal Music Group NV	84,059	2,152,432
		7,799,974
Norway: 1.4%
Equinor ASA	89,707	2,091,487
Portugal: 0.7%
Galp Energia SGPS SA	65,490	1,082,013
South Korea: 1.4%
SK Hynix, Inc.	17,469	2,063,553
Spain: 3.8%
Banco de Sabadell SA	1,494,128	2,905,018
Iberdrola SA	206,055	2,838,779
		5,743,797
Switzerland: 3.5%
Novartis AG, Registered Shares	24,993	2,442,708
Sandoz Group AG	71,383	2,923,592
		5,366,300
United Kingdom: 19.0%
Ashtead Group PLC	47,830	2,972,961
AstraZeneca PLC	23,450	3,073,096
Drax Group PLC	93,203	756,092
HSBC Holdings PLC	263,473	2,590,248
Legal & General Group PLC	1,081,718	3,111,957
London Stock Exchange Group PLC	36,170	5,109,985
NatWest Group PLC	636,023	3,201,669
Spectris PLC	47,535	1,492,487
St. James's Place PLC	212,364	2,307,651
Unilever PLC	70,880	4,029,346
		28,645,492
United States: 11.6%
Alcon AG	25,741	2,181,128
Aon PLC, Class A	3,790	1,361,216
Atlassian Corp., Class A*	15,166	3,691,101
Gates Industrial Corp. PLC*	87,951	1,809,152
James Hardie Industries PLC, CDI*	72,531	2,247,796
Schlumberger NV	90,105	3,454,626
Schneider Electric SE	10,910	2,722,440
		17,467,459
Zambia: 1.6%
First Quantum Minerals Ltd.*	184,297	2,375,751
Total common stocks (cost $137,206,785)		148,025,976

UBS International Sustainable Equity Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Short-term investments: 1.5%
Investment companies: 1.5%
State Street Institutional U.S. Government Money Market Fund, 4.430%[3] (cost $2,309,729)	2,309,729	$2,309,729
	Number of shares	Value
Investment of cash collateral from securities loaned: 6.7%
Money market funds: 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.420%[3] (cost $10,035,417)	10,035,417	$10,035,417
Total investments: 106.2% (cost $149,551,931)		160,371,122

Liabilities in excess of other assets: (6.2%)	(9,358,891)
Net assets: 100.0%	$151,012,231

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$148,025,976	$—	$—	$148,025,976
Short-term investments	—	2,309,729	—	2,309,729
Investment of cash collateral from securities loaned	—	10,035,417	—	10,035,417
Total	$148,025,976	$12,345,146	$—	$160,371,122

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,228,818, represented 0.8% of the Fund's net assets at period end.

3  Rate shown reflects yield at December 31, 2024.
See accompanying notes to financial statements.

UBS US Dividend Ruler Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.0%
Banks: 4.2%
JPMorgan Chase & Co.	40,490	$9,705,858
Beverages: 2.5%
Coca-Cola Co.	91,325	5,685,895
Biotechnology: 2.1%
AbbVie, Inc.	27,124	4,819,935
Building products: 2.1%
Trane Technologies PLC	12,878	4,756,489
Capital markets: 6.0%
Blackrock, Inc.	7,154	7,333,637
Morgan Stanley	51,590	6,485,895
		13,819,532
Chemicals: 2.2%
Linde PLC	12,102	5,066,744
Commercial services & supplies: 0.9%
Republic Services, Inc.	10,142	2,040,368
Consumer finance: 2.6%
American Express Co.	19,808	5,878,816
Electric utilities: 2.6%
NextEra Energy, Inc.	84,018	6,023,250
Electrical equipment: 0.9%
Eaton Corp. PLC	6,365	2,112,353
Ground transportation: 2.5%
Union Pacific Corp.	24,678	5,627,571
Health care equipment & supplies: 3.1%
Abbott Laboratories	63,153	7,143,236
Health care providers & services: 3.3%
UnitedHealth Group, Inc.	14,728	7,450,306
Hotels, restaurants & leisure: 2.0%
McDonald's Corp.	15,977	4,631,573
Household products: 2.2%
Procter & Gamble Co.	29,454	4,937,963
Industrial REITs: 2.7%
Prologis, Inc.	58,229	6,154,805
Insurance: 4.3%
Chubb Ltd.	19,239	5,315,735
Marsh & McLennan Cos., Inc.	20,897	4,438,732
		9,754,467
	Number of shares	Value
Common stocks—(concluded)
IT services: 2.2%
Accenture PLC, Class A	14,309	$5,033,763
Oil, gas & consumable fuels: 3.4%
Exxon Mobil Corp.	34,777	3,740,962
Phillips 66	35,691	4,066,276
		7,807,238
Pharmaceuticals: 2.5%
Johnson & Johnson	39,856	5,763,975
Professional services: 3.2%
Automatic Data Processing, Inc.	24,744	7,243,311
Semiconductors & semiconductor equipment: 18.5%
Analog Devices, Inc.	27,514	5,845,624
Broadcom, Inc.	78,882	18,288,003
KLA Corp.	3,349	2,110,272
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,900	10,842,201
Texas Instruments, Inc.	28,478	5,339,910
		42,426,010
Software: 14.8%
Microsoft Corp.	60,680	25,576,620
Oracle Corp.	50,087	8,346,498
		33,923,118
Specialty retail: 7.2%
Home Depot, Inc.	22,671	8,818,792
TJX Cos., Inc.	62,394	7,537,819
		16,356,611
Total common stocks (cost $180,448,766)		224,163,187
Short-term investments: 1.8%
Investment companies: 1.8%
State Street Institutional U.S. Government Money Market Fund, 4.430%[1] (cost $4,185,905)	4,185,905	4,185,905
Total investments: 99.8% (cost $184,634,671)		228,349,092
Other assets in excess of liabilities: 0.2%		374,634
Net assets: 100.0%		$228,723,726

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Dividend Ruler Fund

Portfolio of investments

December 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$224,163,187	$—	$—	$224,163,187
Short-term investments	—	4,185,905	—	4,185,905
Total	$224,163,187	$4,185,905	$—	$228,349,092

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Rate shown reflects yield at December 31, 2024.

See accompanying notes to financial statements.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.4%
Aerospace & defense: 1.3%
TransDigm Group, Inc.	3,218	$4,078,107
Broadline retail: 8.8%
Amazon.com, Inc.*	127,633	28,001,404
Capital markets: 2.0%
Ameriprise Financial, Inc.	6,493	3,457,068
S&P Global, Inc.	5,688	2,832,795
		6,289,863
Chemicals: 1.5%
Sherwin-Williams Co.	14,068	4,782,135
Financial services: 6.0%
Mastercard, Inc., Class A	16,167	8,513,057
Visa, Inc., Class A	34,103	10,777,912
		19,290,969
Ground transportation: 1.1%
Union Pacific Corp.	15,061	3,434,510
Health care equipment & supplies: 4.2%
Abbott Laboratories	26,675	3,017,209
Boston Scientific Corp.*	53,569	4,784,783
Intuitive Surgical, Inc.*	10,757	5,614,724
		13,416,716
Health care providers & services: 1.4%
UnitedHealth Group, Inc.	9,092	4,599,279
Hotels, restaurants & leisure: 1.6%
Chipotle Mexican Grill, Inc.*	86,189	5,197,197
Insurance: 1.7%
Progressive Corp.	23,387	5,603,759
Interactive media & services: 11.6%
Alphabet, Inc., Class A	88,578	16,767,815
Meta Platforms, Inc., Class A	34,542	20,224,687
		36,992,502
Life sciences tools & services: 1.0%
Thermo Fisher Scientific, Inc.	6,415	3,337,275
Machinery: 1.4%
Parker-Hannifin Corp.	6,855	4,359,986
	Number of shares	Value
Common stocks—(concluded)
Pharmaceuticals: 3.3%
Eli Lilly & Co.	13,517	$10,435,124
Semiconductors & semiconductor equipment: 17.4%
Advanced Micro Devices, Inc.*	37,792	4,564,896
ASML Holding NV, Registered Shares	6,799	4,712,251
Broadcom, Inc.	77,897	18,059,641
NVIDIA Corp.	211,129	28,352,513
		55,689,301
Software: 21.1%
Adobe, Inc.*	10,386	4,618,446
Intuit, Inc.	7,533	4,734,491
Microsoft Corp.	96,653	40,739,239
Oracle Corp.	36,936	6,155,015
Palo Alto Networks, Inc.*	26,046	4,739,330
Salesforce, Inc.	19,511	6,523,113
		67,509,634
Specialized REITs: 1.1%
American Tower Corp.	19,845	3,639,771
Specialty retail: 3.6%
O'Reilly Automotive, Inc.*	3,557	4,217,891
TJX Cos., Inc.	60,141	7,265,634
		11,483,525
Technology hardware, storage & peripherals: 8.3%
Apple, Inc.	105,971	26,537,258
Total common stocks (cost $233,370,079)		314,678,315
Short-term investments: 1.5%
Investment companies: 1.5%
State Street Institutional U.S. Government Money Market Fund, 4.430%[1] (cost $4,661,872)	4,661,872	4,661,872
Total investments: 99.9% (cost $238,031,951)		319,340,187
Other assets in excess of liabilities: 0.1%		459,933
Net assets: 100.0%		$319,800,120

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

December 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$314,678,315	$—	$—	$314,678,315
Short-term investments	—	4,661,872	—	4,661,872
Total	$314,678,315	$4,661,872	$—	$319,340,187

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Rate shown reflects yield at December 31, 2024.

See accompanying notes to financial statements.

UBS U.S. Small Cap Growth Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.8%
Aerospace & defense: 2.2%
AeroVironment, Inc.*	7,229	$1,112,472
BWX Technologies, Inc.	16,172	1,801,399
		2,913,871
Automobile components: 1.4%
Modine Manufacturing Co.*	16,203	1,878,414
Banks: 3.9%
Columbia Banking System, Inc.	40,748	1,100,603
First Bancorp/Southern Pines NC	30,368	1,335,281
Prosperity Bancshares, Inc.	16,933	1,275,902
SouthState Corp.	13,477	1,340,692
		5,052,478
Biotechnology: 11.3%
Arcellx, Inc.*	12,584	965,067
Arrowhead Pharmaceuticals, Inc.*	22,807	428,772
Avidity Biosciences, Inc.*	29,486	857,453
Crinetics Pharmaceuticals, Inc.*	19,603	1,002,301
Halozyme Therapeutics, Inc.*	15,076	720,784
Ideaya Biosciences, Inc.*	20,102	516,621
Immunovant, Inc.*	25,866	640,701
Insmed, Inc.*	20,874	1,441,141
Janux Therapeutics, Inc.*	19,000	1,017,260
Kymera Therapeutics, Inc.*	22,646	911,049
Nuvalent, Inc., Class A*	12,100	947,188
Protagonist Therapeutics, Inc.*	28,242	1,090,141
Rhythm Pharmaceuticals, Inc.*	20,338	1,138,521
Vaxcyte, Inc.*	13,062	1,069,255
Viking Therapeutics, Inc.*,1	35,200	1,416,448
Xencor, Inc.*	25,344	582,405
		14,745,107
Broadline retail: 2.0%
Global-e Online Ltd.*	48,400	2,639,252
Building products: 2.6%
AZEK Co., Inc.*	45,127	2,142,179
CSW Industrials, Inc.	3,379	1,192,111
		3,334,290
Chemicals: 0.6%
Aspen Aerogels, Inc.*,1	70,173	833,655
Construction & engineering: 3.3%
Comfort Systems USA, Inc.	4,299	1,823,034
MasTec, Inc.*	17,933	2,441,399
		4,264,433
Consumer staples distribution & retail: 2.0%
Performance Food Group Co.*	31,459	2,659,858
Containers & packaging: 1.1%
Graphic Packaging Holding Co.[1]	54,900	1,491,084
	Number of shares	Value
Common stocks—(continued)
Diversified consumer services: 1.5%
Duolingo, Inc.*	5,820	$1,887,019
Electronic equipment, instruments & components: 1.5%
Itron, Inc.*	18,003	1,954,766
Energy equipment & services: 1.0%
Weatherford International PLC	17,250	1,235,617
Financial services: 4.0%
Essent Group Ltd.	17,267	940,016
Flywire Corp.*	79,620	1,641,764
Shift4 Payments, Inc., Class A*,1	24,831	2,576,961
		5,158,741
Ground transportation: 1.3%
Knight-Swift Transportation Holdings, Inc.	31,442	1,667,684
Health care equipment & supplies: 2.1%
Artivion, Inc.*	33,496	957,651
Masimo Corp.*	10,527	1,740,113
		2,697,764
Health care providers & services: 4.7%
HealthEquity, Inc.*	17,446	1,673,944
NeoGenomics, Inc.*	31,147	513,302
RadNet, Inc.*	42,190	2,946,549
Surgery Partners, Inc.*,1	47,239	1,000,050
		6,133,845
Hotel & resort REITs: 2.4%
Ryman Hospitality Properties, Inc.	29,509	3,078,969
Hotels, restaurants & leisure: 4.5%
Churchill Downs, Inc.	12,743	1,701,700
First Watch Restaurant Group, Inc.*	72,700	1,352,947
Shake Shack, Inc., Class A*	21,186	2,749,943
		5,804,590
Household durables: 2.0%
M/I Homes, Inc.*	10,501	1,396,108
Meritage Homes Corp.	8,211	1,263,016
		2,659,124
Insurance: 0.4%
Bowhead Specialty Holdings, Inc.*	16,200	575,424
IT services: 4.3%
Couchbase, Inc.*	69,659	1,085,984
DigitalOcean Holdings, Inc.*	32,182	1,096,441
Wix.com Ltd.*	15,717	3,372,082
		5,554,507
Life sciences tools & services: 0.6%
Repligen Corp.*	5,432	781,882

UBS U.S. Small Cap Growth Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery: 5.6%
Chart Industries, Inc.*	11,113	$2,120,805
Flowserve Corp.	30,403	1,748,781
Gates Industrial Corp. PLC*	82,615	1,699,390
SPX Technologies, Inc.*	11,892	1,730,524
		7,299,500
Metals & mining: 1.5%
ATI, Inc.*	35,136	1,933,885
Oil, gas & consumable fuels: 2.5%
Gulfport Energy Corp.*	10,550	1,943,310
SM Energy Co.	33,453	1,296,638
		3,239,948
Personal care products: 2.0%
BellRing Brands, Inc.*	34,052	2,565,478
Pharmaceuticals: 1.7%
Arvinas, Inc.*	17,429	334,114
Edgewise
Therapeutics, Inc.*	29,600	790,320
Intra-Cellular
Therapies, Inc.*	13,094	1,093,611
		2,218,045
Professional services: 1.2%
Parsons Corp.*	17,238	1,590,205
Semiconductors & semiconductor equipment: 5.0%
Impinj, Inc.*	14,295	2,076,492
Semtech Corp.*	37,965	2,348,135
Universal Display Corp.	14,394	2,104,403
		6,529,030
Software: 12.6%
Appfolio, Inc., Class A*	8,219	2,027,792
Braze, Inc., Class A*	33,880	1,418,894
Confluent, Inc., Class A*	65,456	1,830,150
CyberArk Software Ltd.*	8,565	2,853,430
Elastic NV*	18,714	1,854,183
Gitlab, Inc., Class A*	30,187	1,701,037
	Number of shares	Value
Common stocks—(concluded)
Software—(concluded)
Sprout Social, Inc., Class A*	29,664	$910,981
Varonis Systems, Inc.*	52,092	2,314,448
Zeta Global Holdings Corp., Class A*	80,048	1,440,064
		16,350,979
Technology hardware, storage & peripherals: 2.0%
Pure Storage, Inc., Class A*	42,846	2,632,030
Textiles, apparel & luxury goods: 1.3%
Under Armour, Inc., Class A*,1	206,465	1,709,530
Trading companies & distributors: 2.7%
Boise Cascade Co.	13,482	1,602,470
FTAI Aviation Ltd.	12,800	1,843,712
		3,446,182
Total common stocks (cost $104,644,197)		128,517,186
Short-term investments: 1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 4.430%[2] (cost $2,468,803)	2,468,803	2,468,803
Investment of cash collateral from securities loaned: 5.3%
Money market funds: 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.420%[2] (cost $6,879,766)	6,879,766	6,879,766
Total investments: 106.0% (cost $113,992,766)		137,865,755
Liabilities in excess of other assets: (6.0%)		(7,828,506)
Net assets: 100.0%		$130,037,249

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS U.S. Small Cap Growth Fund

Portfolio of investments

December 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$128,517,186	$—	$—	$128,517,186
Short-term investments	—	2,468,803	—	2,468,803
Investment of cash collateral from securities loaned	—	6,879,766	—	6,879,766
Total	$128,517,186	$9,348,569	$—	$137,865,755

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at December 31, 2024.

See accompanying notes to financial statements.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations: 98.6%
Supranationals: 98.6%
African Development Bank 0.875%, due 07/22/26	$900,000	$853,434
4.375%, due 11/03/27	600,000	599,662
4.375%, due 03/14/28	1,100,000	1,098,680
Agence Francaise de Developpement EPIC 0.625%, due 01/22/26[1]	2,000,000	1,916,484
Asian Development Bank 1.500%, due 03/04/31	800,000	668,766
1.875%, due 01/24/30	700,000	618,078
3.125%, due 04/27/32	100,000	90,871
3.875%, due 09/28/32	500,000	476,009
3.875%, due 06/14/33	350,000	331,145
4.000%, due 01/12/33	300,000	287,179
4.125%, due 01/12/34	200,000	191,762
Asian Infrastructure Investment Bank 3.750%, due 09/14/27	300,000	294,894
4.000%, due 01/18/28[2]	700,000	693,497
4.125%, due 01/18/29	800,000	791,512
4.250%, due 03/13/34	1,000,000	968,630
Council of Europe Development Bank 0.875%, due 09/22/26	1,300,000	1,225,368
4.125%, due 01/24/29	200,000	197,320
European Bank for Reconstruction & Development 0.500%, due 01/28/26	400,000	383,487
4.125%, due 01/25/29	300,000	296,408
4.250%, due 03/13/34	900,000	869,350
4.375%, due 03/09/28	750,000	749,495
European Investment Bank 1.250%, due 02/14/31	800,000	660,025
3.625%, due 07/15/30	550,000	527,130
3.750%, due 02/14/33	1,500,000	1,411,337
Inter-American Development Bank 1.125%, due 07/20/28	600,000	536,642
1.125%, due 01/13/31	5,800,000	4,752,766
2.250%, due 06/18/29	1,550,000	1,412,399
3.125%, due 09/18/28	1,750,000	1,674,104
3.500%, due 09/14/29	1,700,000	1,630,435
3.500%, due 04/12/33	1,850,000	1,701,942
3.625%, due 09/17/31	300,000	283,420
4.375%, due 07/17/34	1,400,000	1,364,547
4.500%, due 09/13/33	1,200,000	1,184,529
Inter-American Investment Corp. 0.625%, due 02/10/26[1]	1,500,000	1,437,498
4.125%, due 02/15/28	100,000	98,851
4.250%, due 02/14/29	500,000	494,087
International Bank for Reconstruction & Development 0.750%, due 08/26/30	2,300,000	1,872,617
0.875%, due 05/14/30	1,550,000	1,284,125
1.250%, due 02/10/31	3,350,000	2,756,148
1.625%, due 11/03/31	1,800,000	1,488,715
2.500%, due 03/29/32	2,000,000	1,742,322
	Face amount	Value
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
3.875%, due 02/14/30	$1,200,000	$1,167,181
3.875%, due 08/28/34	1,150,000	1,077,698
4.000%, due 07/25/30	1,050,000	1,023,364
4.000%, due 01/10/31	350,000	339,474
4.500%, due 04/10/31	150,000	149,459
4.750%, due 11/14/33	1,300,000	1,305,013
International Development Association 0.750%, due 06/10/27[1]	700,000	641,254
1.000%, due 12/03/30[1]	1,750,000	1,430,901
3.750%, due 09/12/31[1]	700,000	663,580
International Finance Corp. 0.750%, due 10/08/26	700,000	657,734
0.750%, due 08/27/30	1,150,000	936,663
2.125%, due 04/07/26	375,000	364,176
4.375%, due 01/15/27	500,000	499,696
4.500%, due 07/13/28	100,000	100,409
Isdb Trust Services No. 2 SARL 1.262%, due 03/31/26[1]	400,000	383,600
4.598%, due 03/14/28[1]	1,050,000	1,048,425
4.754%, due 05/15/29[1]	1,400,000	1,409,632
Kreditanstalt fuer Wiederaufbau 4.125%, due 07/15/33	200,000	192,663
4.750%, due 10/29/30	700,000	709,414
Nordic Investment Bank 3.375%, due 09/08/27	1,800,000	1,752,491
4.375%, due 03/14/28	900,000	898,525
Total non-U.S. government agency obligations (cost $61,752,020)		58,667,022
	Number of shares
Short-term investments: 1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.430%[3] (cost $668,166)	668,166	668,166
Investment of cash collateral from securities loaned: 0.3%
Money market funds: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.420%[3] (cost $205,500)	205,500	205,500
Total investments: 100.0% (cost $62,625,686)		59,540,688
Liabilities in excess of other assets: (0.0%)†		(28,067)
Net assets: 100.0%		$59,512,621

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$58,667,022	$—	$58,667,022
Short-term investments	—	668,166	—	668,166
Investment of cash collateral from securities loaned	—	205,500	—	205,500
Total	$—	$59,540,688	$—	$59,540,688

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2  Security, or portion thereof, was on loan at the period end.

3  Rate shown reflects yield at December 31, 2024.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 7.3%
Cayman Islands: 4.5%
ARES LVIII CLO Ltd., Series 2020-58A, Class DR, 3 mo. USD Term SOFR + 3.200%, 7.856%, due 01/15/35[2,3]	250,000	$250,116
Dryden 102 CLO Ltd., Series 2023-102A, Class C, 3 mo. USD Term SOFR + 2.900%, 7.556%, due 10/15/36[2,3]	250,000	253,407
OHA Credit Partners XV Ltd., Series 2017-15A, Class D2R, 3 mo. USD Term SOFR + 4.500%, 9.117%, due 04/20/37[2,3]	250,000	255,465
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD Term SOFR + 3.162%, 7.779%, due 04/20/34[2,3]	250,000	250,496
Wellfleet CLO Ltd., Series 2020-1A, Class C, 3 mo. USD Term SOFR + 3.962%, 8.618%, due 04/15/33[2,3]	250,000	250,223
		1,259,707
United States: 2.8%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.490%, due 09/18/26	250,000	247,354
HPEFS Equipment Trust Series 2024-1A, Class C, 5.330%, due 05/20/31[2]	100,000	100,499
Series 2024-2A, Class D, 5.820%, due 04/20/32[2]	250,000	252,598
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.480%, due 01/15/27	14,411	14,380
Series 2023-3, Class A3, 5.610%, due 10/15/27	179,712	180,225
		795,056
Total asset-backed securities (cost $2,047,862)		2,054,763
Corporate bonds: 78.8%
Australia: 0.4%
Glencore Funding LLC 4.000%, due 04/16/25[2]	100,000	99,736
Belgium: 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900%, due 02/01/46	265,000	240,982
Brazil: 0.7%
Petrobras Global Finance BV 7.375%, due 01/17/27[4]	200,000	205,066
	Face amount[1]	Value
Corporate bonds—(continued)
Canada: 0.9%
NOVA Chemicals Corp. 5.250%, due 06/01/27[2]	250,000	$242,909
Chile: 1.3%
Corp. Nacional del Cobre de Chile 5.125%, due 02/02/33[5]	400,000	379,625
China: 1.2%
Agile Group Holdings Ltd. 5.750%, due 01/02/25[5,6]	200,000	19,000
BOC Aviation Ltd. 3.250%, due 04/29/25[5]	250,000	248,430
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, due 06/18/26	65,000	64,091
		331,521
Germany: 0.7%
Volkswagen Group of America Finance LLC 4.625%, due 11/13/25[2]	200,000	199,624
Ireland: 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, due 10/29/28	150,000	138,894
4.450%, due 04/03/26	300,000	298,440
		437,334
Mexico: 0.8%
Petroleos Mexicanos 6.700%, due 02/16/32	250,000	218,281
Qatar: 0.8%
QNB Finance Ltd. 2.750%, due 02/12/27[5]	250,000	238,437
United Kingdom: 2.1%
Barclays PLC 4.836%, due 05/09/28	200,000	196,484
HSBC Holdings PLC 6.500%, due 09/15/37	200,000	205,564
Lloyds Banking Group PLC 4.582%, due 12/10/25	200,000	199,055
		601,103
United States: 67.4%
AbbVie, Inc. 4.500%, due 05/14/35	100,000	93,648
AEP Texas, Inc. Series E, 6.650%, due 02/15/33	50,000	53,068
Series G, 4.150%, due 05/01/49	50,000	37,748
Air Lease Corp. 2.875%, due 01/15/26	50,000	48,938
Allegiant Travel Co. 7.250%, due 08/15/27[2]	150,000	150,758

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Allison Transmission, Inc. 4.750%, due 10/01/27[2]	150,000	$145,359
Aramark Services, Inc. 5.000%, due 02/01/28[2]	100,000	97,176
ASGN, Inc. 4.625%, due 05/15/28[2]	300,000	284,940
AT&T, Inc. 3.800%, due 12/01/57	58,000	40,014
4.300%, due 02/15/30	300,000	290,542
Avantor Funding, Inc. 4.625%, due 07/15/28[2]	275,000	262,489
Avient Corp. 6.250%, due 11/01/31[2]	100,000	98,639
Bank of America Corp. 6.110%, due 01/29/37	225,000	233,073
Series FF, (fixed, converts to FRN on 03/15/28), 5.875%, due 03/15/28[3,7]	145,000	145,353
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[3,4,7]	140,000	134,798
Beacon Roofing Supply, Inc. 6.500%, due 08/01/30[2]	200,000	202,910
Blue Owl Technology Finance Corp. II 6.750%, due 04/04/29[2]	320,000	321,961
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[2]	150,000	153,202
Boeing Co. 6.528%, due 05/01/34	50,000	52,380
Boyd Gaming Corp. 4.750%, due 12/01/27	200,000	193,359
Broadcom, Inc. 3.137%, due 11/15/35[2]	300,000	245,002
Capital One Financial Corp. 3.750%, due 07/28/26	300,000	294,423
Carrier Global Corp. 2.722%, due 02/15/30	250,000	223,637
CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, due 05/01/26[2]	75,000	74,786
Celanese U.S. Holdings LLC 6.379%, due 07/15/32	400,000	406,308
Centene Corp. 2.500%, due 03/01/31	525,000	434,231
CF Industries, Inc. 5.150%, due 03/15/34	200,000	194,090
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.200%, due 03/15/28	350,000	338,334
Citigroup, Inc. 5.500%, due 09/13/25	300,000	301,324
6.675%, due 09/13/43[4]	50,000	54,872
Series AA,(fixed, converts to FRN on 11/15/28), 7.625%, due 11/15/28[3,7]	135,000	140,648
	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Series X, (fixed, converts to FRN on 02/18/26), 3.875%, due 02/18/26[3,4,7]	150,000	$145,638
Civitas Resources, Inc. 8.375%, due 07/01/28[2]	150,000	155,785
Comcast Corp. 2.887%, due 11/01/51	64,000	38,493
2.937%, due 11/01/56	67,000	39,023
3.969%, due 11/01/47	38,000	28,796
Concentrix Corp. 6.850%, due 08/02/33[4]	300,000	302,618
ConocoPhillips Co. 3.758%, due 03/15/42	250,000	197,022
Continental Resources, Inc. 4.375%, due 01/15/28	250,000	243,079
DCP Midstream Operating LP 5.375%, due 07/15/25	159,000	159,198
Delta Air Lines, Inc. 7.000%, due 05/01/25[2]	150,000	150,634
Duke Energy Ohio, Inc. 4.300%, due 02/01/49	50,000	40,159
Edison International Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/15/26[3,7]	125,000	123,260
Energizer Holdings, Inc. 4.375%, due 03/31/29[2]	300,000	278,656
Energy Transfer LP 5.400%, due 10/01/47	200,000	179,685
5.500%, due 06/01/27	50,000	50,642
EQT Corp. 3.900%, due 10/01/27	370,000	359,783
Equinix, Inc. 3.900%, due 04/15/32[4]	60,000	55,264
Exelon Corp. 4.450%, due 04/15/46	150,000	124,922
Expedia Group, Inc. 3.800%, due 02/15/28	250,000	241,479
Extra Space Storage LP 5.400%, due 02/01/34	350,000	346,619
FedEx Corp. 4.550%, due 04/01/46	100,000	83,297
Fifth Third Bank, Inc. Series BKNT, 3.950%, due 07/28/25	200,000	199,064
Fortress Transportation & Infrastructure Investors LLC 5.500%, due 05/01/28[2]	175,000	171,158
Fox Corp. 5.576%, due 01/25/49[4]	25,000	23,231
GE Capital International Funding Co. Unlimited Co. 3.373%, due 11/15/25[4]	200,000	197,042
General Motors Co. 6.600%, due 04/01/36	400,000	419,867

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Gilead Sciences, Inc. 4.750%, due 03/01/46	50,000	$44,054
Global Payments, Inc. 5.400%, due 08/15/32[4]	300,000	299,796
GLP Capital LP/GLP Financing II, Inc. 5.250%, due 06/01/25	200,000	199,954
Goldman Sachs Group, Inc. 5.150%, due 05/22/45	130,000	119,888
Series Q, (fixed, converts to FRN on 08/10/29), 7.379%, due 02/10/25[3,7]	140,000	139,891
Series V, (fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[3,7]	140,000	133,802
Harley-Davidson Financial Services, Inc. 3.350%, due 06/08/25[2]	300,000	297,692
HCA, Inc. 5.250%, due 06/15/26	200,000	200,485
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250%, due 05/15/26	220,000	218,127
Jones Lang LaSalle, Inc. 6.875%, due 12/01/28	100,000	105,957
JPMorgan Chase & Co. (fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[3]	150,000	143,907
Series HH, (fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25[3,7]	125,000	124,442
Series KK, (fixed, converts to FRN on 06/01/26), 3.650%, due 06/01/26[3,7]	155,000	150,363
KB Home 7.250%, due 07/15/30	200,000	205,048
KeyCorp 4.150%, due 10/29/25	75,000	74,538
Kinder Morgan, Inc. 4.300%, due 03/01/28	150,000	147,204
5.550%, due 06/01/45	90,000	84,114
Kroger Co. 6.900%, due 04/15/38	250,000	274,878
Kyndryl Holdings, Inc. 6.350%, due 02/20/34[4]	350,000	364,122
Level 3 Financing, Inc. 10.500%, due 05/15/30[2]	184,000	200,376
Liberty Mutual Group, Inc. 4.569%, due 02/01/29[2]	155,000	151,807
LYB International Finance BV 4.875%, due 03/15/44	50,000	42,972
Marathon Petroleum Corp. 4.750%, due 09/15/44	320,000	265,569
Masco Corp. 1.500%, due 02/15/28	400,000	360,367
	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
MetLife, Inc. 6.400%, due 12/15/36	160,000	$163,091
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500%, due 06/20/27[2]	275,000	276,733
Morgan Stanley 4.300%, due 01/27/45	150,000	123,641
4.350%, due 09/08/26	140,000	138,920
Nabors Industries, Inc. 7.375%, due 05/15/27[2]	150,000	149,826
Navient Corp. 6.750%, due 06/15/26	100,000	100,958
NCR Voyix Corp. 5.000%, due 10/01/28[2,4]	150,000	144,276
Occidental Petroleum Corp. 6.450%, due 09/15/36	100,000	102,373
Olin Corp. 5.125%, due 09/15/27	200,000	195,743
Olympus Water U.S. Holding Corp. 9.750%, due 11/15/28[2]	200,000	212,203
OneMain Finance Corp. 3.500%, due 01/15/27	200,000	190,776
Oracle Corp. 2.300%, due 03/25/28	100,000	92,449
4.000%, due 11/15/47	125,000	95,270
Regal Rexnord Corp. 6.300%, due 02/15/30	200,000	205,734
Reworld Holding Corp. 4.875%, due 12/01/29[2]	150,000	138,723
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875%, due 10/15/26[2]	300,000	284,644
Sabine Pass Liquefaction LLC 5.000%, due 03/15/27	100,000	100,208
Sabre GLBL, Inc. 8.625%, due 06/01/27[2,4]	69,000	68,050
10.750%, due 11/15/29[2]	31,000	31,981
Science Applications International Corp. 4.875%, due 04/01/28[2]	150,000	144,336
Seagate HDD Cayman 5.750%, due 12/01/34	80,000	76,756
Sempra (fixed, converts to FRN on 10/15/25), 4.875%, due 10/15/25[3,7]	125,000	123,373
Sirius XM Radio LLC 3.125%, due 09/01/26[2]	250,000	240,139
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]	200,000	195,073
Solventum Corp. 5.600%, due 03/23/34[2]	200,000	199,017
Tenet Healthcare Corp. 6.125%, due 10/01/28	75,000	74,861
T-Mobile USA, Inc. 5.150%, due 04/15/34[4]	175,000	172,174

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

	Face amount[1]		Value
Corporate bonds—(concluded)
United States—(concluded)
United Rentals North America, Inc. 4.875%, due 01/15/28[4]		100,000	$97,323
VICI Properties LP/VICI Note Co., Inc. 4.250%, due 12/01/26[2]		200,000	196,681
Walt Disney Co. 4.950%, due 10/15/45		50,000	45,705
WESCO Distribution, Inc. 7.250%, due 06/15/28[2]		100,000	101,681
			18,934,495
Total corporate bonds (cost $22,755,652)			22,129,113
Mortgage-backed securities: 4.2%
United States: 4.2%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511%, due 10/15/54[2]		150,000	123,004
BBCMS Trust, Series 2015-SRCH, Class B, 4.498%, due 08/10/35[2]		135,000	124,597
BX Mortgage Trust, Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.413%, 5.810%, due 10/15/36[2,3]		175,000	173,250
BX Trust, Series 2021-LGCY, Class D, 1 mo. USD Term SOFR + 1.416%, 5.814%, due 10/15/36[2,3]		400,000	397,250
Extended Stay America Trust, Series 2021-ESH, Class D, (1.000)*1 mo. USD Term SOFR + 2.364%, 6.762%, due 07/15/38[2,3]		308,277	309,047
FREMF Mortgage Trust, Series 2017-K64, Class B, 3.999%, due 05/25/50[2,3]		50,000	48,691
Starwood Retail Property Trust, Series 2014-STAR, Class C, U.S. (Fed) Prime Rate, 7.750%, due 11/15/27[2,3]		125,000	250
Total mortgage-backed securities (cost $1,349,259)			1,176,089
Non-U.S. government agency obligations: 6.8%
Brazil: 0.8%
Brazil Letras do Tesouro Nacional Series LTN, 0.000%, due 07/01/26	BRL	1,700,000	220,732
Indonesia: 0.4%
Indonesia Government International Bonds 6.625%, due 02/17/37[2]		100,000	109,250
Mexico: 0.8%
Mexico Government International Bonds Series MTN, 4.750%, due 03/08/44		150,000	114,140
	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Mexico—(concluded)
Series MTNA, 6.750%, due 09/27/34		100,000	$101,469
			215,609
Panama: 0.1%
Panama Government International Bonds 3.870%, due 07/23/60		50,000	26,054
Peru: 0.7%
Peru Government International Bonds 7.350%, due 07/21/25		200,000	202,856
Poland: 0.3%
Republic of Poland Government International Bonds 5.750%, due 11/16/32		100,000	101,820
Romania: 0.5%
Romania Government International Bonds 6.375%, due 01/30/34[5]		150,000	143,245
Supranationals: 0.7%
Africa Finance Corp. 4.375%, due 04/17/26[5]		200,000	196,050
Turkey: 2.5%
Turkiye Government Bonds Series 5Y, 12.600%, due 10/01/25	TRY	25,480,000	603,026
Turkiye Government International Bonds Series 30Y, 6.875%, due 03/17/36		100,000	95,500
			698,526
Total non-U.S. government agency obligations (cost $2,072,218)			1,914,142

Number of shares
Short-term investments: 0.5%
Investment companies: 0.5%

State Street Institutional U.S. Government Money Market Fund, 4.430%[8] (cost $139,259)	139,259	139,259
Investment of cash collateral from securities loaned: 6.9%
Money market funds: 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.420%[8] (cost $1,933,293)	1,933,293	1,933,293
Total investments: 104.5% (cost $30,297,543)		29,346,659
Liabilities in excess of other assets: (4.5%)		(1,260,707)
Net assets: 100.0%		$28,085,952

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
8	GBP	United Kingdom Long Gilt Bond Futures	March 2025	$936,628	$925,504	$(11,124)
U.S. Treasury futures buy contracts:
25	USD	U.S. Treasury Note 10 Year Futures	March 2025	$2,739,419	$2,718,750	$(20,669)
5	USD	U.S. Treasury Note 2 Year Futures	March 2025	1,028,445	1,028,047	(398)
14	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2025	1,576,224	1,558,375	(17,849)
Total				$6,280,716	$6,230,676	$(50,040)
Interest rate futures sell contracts:
19	EUR	Euro Bund 10 Year Futures	March 2025	$(2,695,117)	$(2,626,252)	$68,865
11	EUR	EURO Schatz 2 Year Futures	March 2025	(1,223,571)	(1,219,024)	4,547
U.S. Treasury futures sell contracts:
4	USD	U.S. Treasury Note 5 Year Futures	March 2025	$(427,150)	$(425,219)	$1,931
Total				$(4,345,838)	$(4,270,495)	$75,343
Net unrealized appreciation (depreciation)						$25,303

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
NZD	2,500	02/19/27	Quarterly	3 mo. NZD Bank Bill	4.805%	$59,942	$59,942
NZD	1,000	06/15/33	Quarterly	3 mo. NZD Bank Bill	4.456	25,832	25,832
NZD	400	07/18/33	Quarterly	3 mo. NZD Bank Bill	4.520	14,014	14,014
NZD	700	10/31/34	Quarterly	3 mo. NZD Bank Bill	4.165	7,804	7,804
NZD	600	11/12/34	Quarterly	3 mo. NZD Bank Bill	4.230	8,565	8,565
	Total					$116,157	$116,157

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	EUR	180,000	USD	189,265	01/17/25	$2,707
CITI	USD	11,559	NZD	20,000	01/17/25	(368)
JPMCB	EUR	525,000	USD	544,938	01/17/25	813
Net unrealized appreciation (depreciation)						$3,152

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$2,054,763	$—	$2,054,763
Corporate bonds	—	22,129,113	—	22,129,113
Mortgage-backed securities	—	1,176,089	—	1,176,089
Non-U.S. government agency obligations	—	1,914,142	—	1,914,142
Short-term investments	—	139,259	—	139,259
Investment of cash collateral from securities loaned	—	1,933,293	—	1,933,293
Futures contracts	75,343	—	—	75,343
Swap agreements	—	116,157	—	116,157
Forward foreign currency contracts	—	3,520	—	3,520
Total	$75,343	$29,466,336	$—	$29,541,679
Liabilities
Futures contracts	$(50,040)	$—	$—	$(50,040)
Forward foreign currency contracts	—	(368)	—	(368)
Total	$(50,040)	$(368)	$—	$(50,408)

At December 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,267,105, represented 33.0% of the Fund's net assets at period end.

3  Floating or variable rate securities. The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

4  Security, or portion thereof, was on loan at the period end.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6  Bond interest in default.

7  Perpetual investment. Date shown reflects the next call date.

8  Rate shown reflects yield at December 31, 2024.

9  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

The UBS Funds

Glossary of terms used in the Portfolio of investments
December 31, 2024 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build Americal Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CDO  Collateralized Debt Obligation

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PO  Principal Only

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RPI  Retail Price Index

SBA  Small Business Administration

SCH BD GTY  School Bond Guaranty

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

ST APPROP  State Appropriation

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NAT  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2024 (unaudited)

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS Engage For Impact Fund
Assets:
Investments, at cost
Unaffiliated issuers	$106,540,546	$406,743,652	$47,641,394
Affiliated issuers	34,816,837	—	—
Foreign currency	537,584	11,473,033	82,485
Investments, at value
Unaffiliated issuers[1]	$112,924,148	$372,868,884	$53,204,063
Affiliated issuers	33,353,698	—	—
Foreign currency	527,336	11,381,835	80,585
Cash collateral on futures	4,072,025	—	—
Due from broker	1,701,403	—	—
Receivable for investments sold	486,493	7,541,005	—
Receivable for fund shares sold	20,112	595,374	100,616
Receivable for interest and dividends	350,162	1,333,392	28,173
Receivable for foreign tax reclaims	111,972	23,426	57,256
Receivable from affiliate	—	—	19,385
Receivable for variation margin on centrally cleared swap agreements	5,684	—	—
Unrealized appreciation on forward foreign currency contracts	2,368,169	—	—
Other assets	18,965	19,486	25,202
Total assets	155,940,167	393,763,402	53,515,280
Liabilities:
Due to broker	149	—	—
Credit facility payable	—	9,481,628	—
Payable for cash collateral from securities loaned	1,848,184	—	2,417,868
Payable for investments purchased	4,011,027	—	—
Payable for fund shares redeemed	102,729	3,799,966	85,766
Payable to affiliate	53,734	119,930	—
Payable to Trustees	13,768	26,366	9,082
Payable to custodian	14,710	141,940	7,239
Payable for foreign withholding taxes and foreign capital gains taxes	113	1,623,098	799
Payable for variation margin on futures contracts	1,209,176	—	—
Unrealized depreciation on forward foreign currency contracts	1,471,602	—	—
Accrued expenses and other liabilities	101,179	169,216	97,248
Total liabilities	8,826,371	15,362,144	2,618,002
Net assets	$147,113,796	$378,401,258	$50,897,278

1  Includes $3,016,479; $0; $2,687,734, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2024 (unaudited) (continued)

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS Engage For Impact Fund
Net assets consist of:
Beneficial interest	$142,850,998	$568,735,630	$45,259,645
Distributable earnings (accumulated losses)	4,262,798	(190,334,372)	5,637,633
Net assets	$147,113,796	$378,401,258	$50,897,278
Class A
Net assets	$112,136,271	$—	$—
Shares outstanding	9,921,304	—	—
Net asset value and redemption proceeds per share	$11.30	$—	$—
Maximum offering price per share (NAV per share plus maximum sales charge)	$11.96	$—	$—
Class P
Net assets	$34,977,525	$80,653,334	$5,090,233
Shares outstanding	2,987,747	10,860,401	404,000
Net asset value, offering price and redemption value per share	$11.71	$7.43	$12.60
Class P2
Net assets	$—	$297,747,924	$45,807,045
Shares outstanding	—	39,912,706	3,619,834
Net asset value and offering price per share[2]	$—	$7.46	$12.65

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2024 (unaudited) (continued)

	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund
Assets:
Investments, at cost
Unaffiliated issuers	$149,551,931	$184,634,671	$238,031,951
Foreign currency	158,457	—	—
Investments, at value
Unaffiliated issuers[1]	$160,371,122	$228,349,092	$319,340,187
Foreign currency	157,321	—	—
Receivable for fund shares sold	220,152	542,412	697,192
Receivable for interest and dividends	63,945	104,945	60,937
Receivable for foreign tax reclaims	661,079	—	—
Other assets	23,273	25,090	20,426
Total assets	161,496,892	229,021,539	320,118,742
Liabilities:
Payable for cash collateral from securities loaned	10,035,417	—	—
Payable for fund shares redeemed	246,176	157,349	152,312
Payable to affiliate	52,185	46,592	87,476
Payable to Trustees	13,767	13,003	15,359
Payable to custodian	14,688	1,088	1,251
Payable for foreign withholding taxes and foreign capital gains taxes	3,875	7,084	—
Accrued expenses and other liabilities	118,553	72,697	62,224
Total liabilities	10,484,661	297,813	318,622
Net assets	$151,012,231	$228,723,726	$319,800,120

1  Includes $9,617,622; $0; $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2024 (unaudited) (continued)

	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund
Net assets consist of:
Beneficial interest	$161,219,104	$183,489,200	$238,058,778
Distributable earnings (accumulated losses)	(10,206,873)	45,234,526	81,741,342
Net assets	$151,012,231	$228,723,726	$319,800,120
Class A
Net assets	$3,867,692	$—	$—
Shares outstanding	386,813	—	—
Net asset value and redemption proceeds per share	$10.00	$—	$—
Maximum offering price per share (NAV per share plus maximum sales charge)	$10.58	$—	$—
Class P
Net assets	$103,192,352	$202,490,043	$319,800,120
Shares outstanding	10,321,666	12,822,645	18,565,031
Net asset value, offering price and redemption value per share	$10.00	$15.79	$17.23
Class P2
Net assets	$43,952,187	$26,233,683	$—
Shares outstanding	4,381,648	1,659,376	—
Net asset value and offering price per share[2]	$10.03	$15.81	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2024 (unaudited) (continued)

	UBS U.S. Small Cap Growth Fund	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Assets:
Investments, at cost
Unaffiliated issuers	$113,992,766	$62,625,686	$30,297,543
Foreign currency	—	—	37,956
Investments, at value
Unaffiliated issuers[1]	$137,865,755	$59,540,688	$29,346,659
Foreign currency	—	—	41,943
Cash	—	—	104,924
Cash collateral on futures	—	—	181,300
Cash collateral on swap agreements	—	—	78,482
Due from broker	—	—	76,753
Receivable for fund shares sold	14,808	308,096	—
Receivable for interest and dividends	78,727	521,824	389,589
Receivable from affiliate	—	22,399	25,042
Receivable for variation margin on futures contracts	—	—	25,349
Receivable for variation margin on centrally cleared swap agreements	—	—	32,358
Unrealized appreciation on forward foreign currency contracts	—	—	3,520
Other assets	23,361	24,490	22,821
Total assets	137,982,651	60,417,497	30,328,740
Liabilities:
Payable for cash collateral from securities loaned	6,879,766	205,500	1,933,293
Payable for investments purchased	—	383,091	104,923
Payable for fund shares redeemed	858,161	209,090	87,666
Payable to affiliate	70,174	—	—
Payable to Trustees	12,483	10,388	7,765
Payable to custodian	6,226	2,512	9,100
Unrealized depreciation on forward foreign currency contracts	—	—	368
Accrued expenses and other liabilities	118,592	94,295	99,673
Total liabilities	7,945,402	904,876	2,242,788
Net assets	$130,037,249	$59,512,621	$28,085,952
1  Includes $6,848,052; $201,510; $1,999,425, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2024 (unaudited) (concluded)

	UBS U.S. Small Cap Growth Fund	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Net assets consist of:
Beneficial interest	$111,026,851	$69,883,589	$34,441,080
Distributable earnings (accumulated losses)	19,010,398	(10,370,968)	(6,355,128)
Net assets	$130,037,249	$59,512,621	$28,085,952
Class A
Net assets	$12,077,417	$—	$341,171
Shares outstanding	665,426	—	25,709
Net asset value and redemption proceeds per share	$18.15	$—	$13.27
Maximum offering price per share (NAV per share plus maximum sales charge)	$19.21	$—	$13.79
Class P
Net assets	$117,959,832	$12,055,297	$18,828,698
Shares outstanding	5,348,964	1,291,811	1,418,258
Net asset value, offering price and redemption value per share	$22.05	$9.33	$13.28
Class P2
Net assets	$—	$47,457,324	$8,916,083
Shares outstanding	—	5,093,859	666,635
Net asset value and offering price per share[2]	$—	$9.32	$13.37

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the six months ended December 31, 2024 (unaudited)

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS Engage For Impact Fund
Investment income:
Unaffiliated dividends	$821,754	$5,102,631	$220,145
Affiliated dividends	758,952	—	—
Interest	1,124,686	45,909	22,560
Securities lending	14,141	583	2,157
Foreign tax withheld	(9,783)	(614,849)	(6,569)
Total income	2,709,750	4,534,274	238,293
Expenses:
Investment advisory and administration fees	674,475	2,102,725	218,096
Service fees—Class A	147,192	—	—
Transfer agency and related services fees—Class A	39,781	—	—
Transfer agency and related services fees—Class P	6,978	5,509	531
Transfer agency and related services fees—Class P2	—	24,637	11,244
Custody and fund accounting fees	33,406	223,797	11,213
Trustees fees	27,880	53,425	19,063
Professional services fees	107,090	87,855	88,125
Printing and shareholder report fees	36,458	18,930	7,218
Federal and state registration fees	17,571	19,172	18,486
Insurance expense	6,595	19,667	2,164
Interest expense	—	44,866	—
Other expenses	44,956	96,220	31,584
Total expenses	1,142,382	2,696,803	407,724
Fee waivers and/or expense reimbursements by Advisor*	(262,902)	(1,749,738)	(325,389)
Net expenses	879,480	947,065	82,335
Net investment income (loss)	1,830,270	3,587,209	155,958
Net realized gain (loss) on:
Investments in unaffiliated issuers (including foreign capital gain tax expense of $0; $280,747, and $0, respectively)	2,865,695	(23,583,041)	2,113,737
Investments in affiliated issuers	(1,635,420)	—	—
Received as distribution from affiliated issuers	1,281,021	—	—
Futures contracts	2,334,427	—	—
Swap agreements	(79,871)	—	—
Forward foreign currency contracts	(1,397,615)	—	—
Foreign currency transactions	(118,389)	(174,294)	(3,872)
Net realized gain (loss)	3,249,848	(23,757,335)	2,109,865
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in deferred foreign capital gain taxes of $0; $16,121 and $0 , respectively)	(146,029)	6,980,236	392,728
Investments in affiliated issuers	(3,684)	—	—
Futures contracts	(1,132,739)	—	—
Forward foreign currency contracts	1,771,744	—	—
Translation of other assets and liabilities denominated in foreign currency	(137,928)	(122,568)	(2,967)
Net change in unrealized appreciation (depreciation)	351,364	6,857,668	389,761
Net realized and unrealized gain (loss) from investment activities	3,601,212	(16,899,667)	2,499,626
Net increase (decrease) in net assets resulting from operations	$5,431,482	$(13,312,458)	$2,655,584

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the six months ended December 31, 2024 (unaudited) (continued)

	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund
Investment income:
Unaffiliated dividends	$1,306,523	$2,005,823	$1,088,989
Interest	52,389	104,921	130,591
Securities lending	15,464	—	—
Foreign tax withheld	(123,605)	(13,994)	(2,923)
Total income	1,250,771	2,096,750	1,216,657
Expenses:
Investment advisory and administration fees	698,430	637,796	881,459
Service fees—Class A	5,081	—	—
Transfer agency and related services fees—Class A	1,533	—	—
Transfer agency and related services fees—Class P	20,351	40,295	60,709
Transfer agency and related services fees—Class P2	11,924	3,749	—
Custody and fund accounting fees	34,336	16,722	21,791
Trustees fees	28,058	30,604	36,926
Professional services fees	91,354	87,324	81,826
Printing and shareholder report fees	17,123	22,954	27,455
Federal and state registration fees	23,552	22,517	21,310
Insurance expense	6,528	6,884	8,706
Other expenses	36,583	24,373	24,718
Total expenses	974,853	893,218	1,164,900
Fee waivers and/or expense reimbursements by Advisor*	(342,473)	(384,033)	(398,414)
Net expenses	632,380	509,185	766,486
Net investment income (loss)	618,391	1,587,565	450,171
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,439,621	6,703,763	11,061,292
Foreign currency transactions	44,239	—	—
Net realized gain (loss)	1,483,860	6,703,763	11,061,292
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,084,336	10,360,950	9,673,792
Translation of other assets and liabilities denominated in foreign currency	(14,531)	—	—
Net change in unrealized appreciation (depreciation)	1,069,805	10,360,950	9,673,792
Net realized and unrealized gain (loss) from investment activities	2,553,665	17,064,713	20,735,084
Net increase (decrease) in net assets resulting from operations	$3,172,056	$18,652,278	$21,185,255

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the six months ended December 31, 2024 (unaudited) (concluded)

	UBS U.S. Small Cap Growth Fund	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Investment income:
Unaffiliated dividends	$337,354	$—	$—
Interest	83,940	1,177,984	701,620
Securities lending	5,044	569	3,376
Total income	426,338	1,178,553	704,996
Expenses:
Investment advisory and administration fees	625,213	83,181	65,202
Service fees—Class A	16,548	—	418
Transfer agency and related services fees—Class A	7,568	—	71
Transfer agency and related services fees—Class P	56,825	1,837	9,744
Transfer agency and related services fees—Class P2	—	12,001	11
Custody and fund accounting fees	13,423	7,273	14,258
Trustees fees	25,672	21,475	16,410
Professional services fees	81,670	81,537	88,579
Printing and shareholder report fees	15,845	8,492	9,041
Federal and state registration fees	17,160	18,819	23,013
Insurance expense	4,554	4,687	13,444
Interest expense	609	—	—
Other expenses	24,830	27,189	25,549
Total expenses	889,917	266,491	265,740
Fee waivers and/or expense reimbursements by Advisor*	(203,613)	(203,915)	(196,601)
Net expenses	686,304	62,576	69,139
Net investment income (loss)	(259,966)	1,115,977	635,857
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,276,638	(2,000,879)	(110,073)
Options and swaptions written	—	—	(14,947)
Futures contracts	—	—	(110,104)
Swap agreements	—	—	(123,056)
Forward foreign currency contracts	—	—	(6,580)
Foreign currency transactions	—	—	(6,898)
Net realized gain (loss)	5,276,638	(2,000,879)	(371,658)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,103,132	2,437,334	45,258
Options and swaptions written	—	—	(1,955)
Futures contracts	—	—	(8,657)
Swap agreements	—	—	96,234
Forward foreign currency contracts	—	—	13,433
Translation of other assets and liabilities denominated in foreign currency	—	—	6,905
Net change in unrealized appreciation (depreciation)	1,103,132	2,437,334	151,218
Net realized and unrealized gain (loss) from investment activities	6,379,770	436,455	(220,440)
Net increase (decrease) in net assets resulting from operations	$6,119,804	$1,552,432	$415,417

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets

	UBS Global Allocation Fund		UBS Emerging Markets Equity Opportunity Fund		UBS Engage For Impact Fund
	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024
From operations:
Net investment income (loss)	$1,830,270	$3,501,744	$3,587,209	$10,084,258	$155,958	$701,424
Net realized gain (loss)	3,249,848	7,894,967	(23,757,335)	(3,725,125)	2,109,865	1,846,962
Net change in unrealized appreciation (depreciation)	351,364	2,523,553	6,857,668	43,006,461	389,761	4,388,530
Net increase (decrease) in net assets resulting from operations	5,431,482	13,920,264	(13,312,458)	49,365,594	2,655,584	6,936,916
Total distributions—Class A	(2,030,909)	(2,672,032)	—	—	—	—
Total distributions—Class P	(699,989)	(845,783)	(2,749,948)	(2,251,387)	(250,144)	(36,021)
Total distributions—Class P2	—	—	(10,254,966)	(11,476,025)	(2,094,035)	(728,463)
Total distributions	(2,730,898)	(3,517,815)	(13,004,914)	(13,727,412)	(2,344,179)	(764,484)
From beneficial interest transactions:
Proceeds from shares sold	349,484	2,050,683	35,013,027	100,613,797	2,723,984	4,955,539
Cost of shares redeemed	(11,897,641)	(34,027,891)	(99,769,583)	(138,838,362)	(6,008,822)	(10,866,739)
Shares issued on reinvestment of dividends and distributions	2,489,026	3,211,534	10,267,055	11,718,783	2,123,446	733,665
Net increase (decrease) in net assets from beneficial interest transactions	(9,059,131)	(28,765,674)	(54,489,501)	(26,505,782)	(1,161,392)	(5,177,535)
Net increase (decrease) in net assets	(6,358,547)	(18,363,225)	(80,806,873)	9,132,400	(849,987)	994,897
Net assets:
Beginning of period	153,472,343	171,835,568	459,208,131	450,075,731	51,747,265	50,752,368
End of period	$147,113,796	$153,472,343	$378,401,258	$459,208,131	$50,897,278	$51,747,265

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (continued)

	UBS International Sustainable Equity Fund		UBS US Dividend Ruler Fund		UBS US Quality Growth At Reasonable Price Fund
	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024
From operations:
Net investment income (loss)	$618,391	$2,280,305	$1,587,565	$3,033,406	$450,171	$879,170
Net realized gain (loss)	1,483,860	(5,385,878)	6,703,763	3,120,098	11,061,292	6,184,043
Net change in unrealized appreciation (depreciation)	1,069,805	15,931,520	10,360,950	21,938,773	9,673,792	57,067,922
Net increase (decrease) in net assets resulting from operations	3,172,056	12,825,947	18,652,278	28,092,277	21,185,255	64,131,135
Total distributions—Class A	(52,743)	(26,614)	—	—	—	—
Total distributions—Class P	(1,682,894)	(893,638)	(9,912,818)	(4,136,323)	(11,183,757)	(952,900)
Total distributions—Class P2	(661,064)	(757,657)	(1,294,873)	(686,494)	—	—
Total distributions	(2,396,701)	(1,677,909)	(11,207,691)	(4,822,817)	(11,183,757)	(952,900)
From beneficial interest transactions:
Proceeds from shares sold	7,437,933	27,860,596	34,975,340	53,372,354	46,080,995	84,967,516
Cost of shares redeemed	(15,308,736)	(41,253,441)	(23,247,021)	(33,357,815)	(34,208,595)	(48,292,186)
Shares issued on reinvestment of dividends and distributions	2,091,626	1,495,226	10,214,738	3,995,595	10,642,373	886,143
Net increase (decrease) in net assets from beneficial interest transactions	(5,779,177)	(11,897,619)	21,943,057	24,010,134	22,514,773	37,561,473
Net increase (decrease) in net assets	(5,003,822)	(749,581)	29,387,644	47,279,594	32,516,271	100,739,708
Net assets:
Beginning of period	156,016,053	156,765,634	199,336,082	152,056,488	287,283,849	186,544,141
End of period	$151,012,231	$156,016,053	$228,723,726	$199,336,082	$319,800,120	$287,283,849

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (concluded)

	UBS U.S. Small Cap Growth Fund		UBS Sustainable Development Bank Bond Fund		UBS Multi Income Bond Fund
	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024	For the six months ended December 31, 2024 (unaudited)	For the year ended June 30, 2024
From operations:
Net investment income (loss)	$(259,966)	$(435,348)	$1,115,977	$2,148,227	$635,857	$1,103,310
Net realized gain (loss)	5,276,638	(2,884,085)	(2,000,879)	(2,216,098)	(371,658)	(838,790)
Net change in unrealized appreciation (depreciation)	1,103,132	15,799,222	2,437,334	2,361,584	151,218	483,986
Net increase (decrease) in net assets resulting from operations	6,119,804	12,479,789	1,552,432	2,293,713	415,417	748,506
Total distributions—Class A	—	—	—	—	(7,210)	(13,480)
Total distributions—Class P	—	—	(208,560)	(389,656)	(458,324)	(872,725)
Total distributions—Class P2	—	—	(904,769)	(1,758,282)	(54,594)	(32)[1]
Total distributions	—	—	(1,113,329)	(2,147,938)	(520,128)	(886,237)
From beneficial interest transactions:
Proceeds from shares sold	6,477,885	19,034,319	6,384,345	16,939,340	9,052,056	11,278
Cost of shares redeemed	(15,875,228)	(23,292,275)	(27,515,046)	(25,675,012)	(1,553,263)	(4,185,431)
Shares issued on reinvestment of dividends and distributions	—	—	958,451	1,839,854	372,320	693,326
Net increase (decrease) in net assets from beneficial interest transactions	(9,397,343)	(4,257,956)	(20,172,250)	(6,895,818)	7,871,113	(3,480,827)
Net increase (decrease) in net assets	(3,277,539)	8,221,833	(19,733,147)	(6,750,043)	7,766,402	(3,618,558)
Net assets:
Beginning of period	133,314,788	125,092,955	79,245,768	85,995,811	20,319,550	23,938,108
End of period	$130,037,249	$133,314,788	$59,512,621	$79,245,768	$28,085,952	$20,319,550

1  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

See accompanying notes to financial statements.

UBS Global Allocation Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.11	$10.38	$10.48	$14.61	$11.82	$12.56
Net investment income (loss)[1]	0.13	0.23	0.17	0.11	0.12	0.12
Net realized and unrealized gain (loss)	0.27	0.73	0.21	(1.83)	2.89	0.02
Net increase (decrease) from operations	0.40	0.96	0.38	(1.72)	3.01	0.14
Dividends from net investment income	(0.21)	(0.23)	—	(0.16)	(0.07)	(0.35)
Distributions from net realized gain	—	—	(0.48)	(2.25)	(0.15)	(0.53)
Total dividends and distributions	(0.21)	(0.23)	(0.48)	(2.41)	(0.22)	(0.88)
Net asset value, end of period	$11.30	$11.11	$10.38	$10.48	$14.61	$11.82
Total investment return[2]	3.44%	9.51%	3.82%	(14.05)%	25.58%	0.79%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.55%[3]	1.54%	1.48%	1.39%	1.41%	1.42%[4]
Expenses after fee waivers and/or expense reimbursements	1.20%[3]	1.21%	1.21%	1.20%	1.20%	1.20%[4]
Net investment income (loss)	2.31%[3]	2.15%	1.61%	0.82%	0.85%	1.01%
Supplemental data:
Net assets, end of period (000's)	$112,136	$117,335	$132,855	$146,850	$192,772	$174,159
Portfolio turnover	52%	82%	148%	125%	128%	120%

Class P

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.52	$10.75	$10.82	$15.00	$12.13	$12.87
Net investment income (loss)[1]	0.15	0.26	0.20	0.14	0.15	0.16
Net realized and unrealized gains (losses)	0.28	0.77	0.21	(1.87)	2.97	0.02
Net increase (decrease) from operations	0.43	1.03	0.41	(1.73)	3.12	0.18
Dividends from net investment income	(0.24)	(0.26)	—	(0.20)	(0.10)	(0.39)
Distributions from net realized gains	—	—	(0.48)	(2.25)	(0.15)	(0.53)
Total dividends and distributions	(0.24)	(0.26)	(0.48)	(2.45)	(0.25)	(0.92)
Net asset value, end of period	$11.71	$11.52	$10.75	$10.82	$15.00	$12.13
Total investment return[2]	3.67%	9.74%	3.99%	(13.78)%	25.88%	1.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.27%[3]	1.26%	1.20%	1.11%	1.14%	1.14%[4]
Expenses after fee waivers and/or expense reimbursements	0.95%[3]	0.96%	0.96%	0.95%	0.95%	0.95%[4]
Net investment income (loss)	2.57%[3]	2.38%	1.86%	1.07%	1.10%	1.27%
Supplemental data:
Net assets, end of period (000's)	$34,978	$36,138	$38,980	$44,059	$56,383	$51,311
Portfolio turnover	52%	82%	148%	125%	128%	120%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS Emerging Markets Equity Opportunity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.99	$7.38	$7.61	$12.39	$9.23	$9.28
Net investment income (loss)[1]	0.04	0.12	0.18	0.20	0.09	0.19
Net realized and unrealized gains (losses)	(0.34)	0.66	(0.24)	(3.92)	3.18	0.00[2]
Net increase (decrease) from operations	(0.30)	0.78	(0.06)	(3.72)	3.27	0.19
Dividends from net investment income	(0.26)	(0.17)	(0.17)	(0.12)	(0.11)	(0.24)
Distributions from net realized gains	—	—	—	(0.94)	—	—
Total dividends and distributions	(0.26)	(0.17)	(0.17)	(1.06)	(0.11)	(0.24)
Net asset value, end of period	$7.43	$7.99	$7.38	$7.61	$12.39	$9.23
Total investment return[3]	(3.85)%	10.76%	(0.80)%	(31.71)%	35.51%	1.84%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.24%[4,5]	1.20%[5]	1.18%	1.15%[5]	1.08%	1.19%
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.02%[4,5]	1.01%[5]	1.02%	1.00%[5]	1.00%	1.04%
Net investment income (loss)	1.05%[4]	1.61%	2.47%	1.98%	0.73%	2.14%
Supplemental data:
Net assets, end of period (000's)	$80,653	$90,926	$103,168	$132,423	$274,359	$100,543
Portfolio turnover	22%	42%	65%	57%	41%	50%

Class P2

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.99	$7.40	$7.68	$12.52	$9.30	$9.31
Net investment income (loss)[1]	0.07	0.18	0.23	0.30	0.18	0.26
Net realized and unrealized gains (losses)	(0.35)	0.65	(0.24)	(3.96)	3.22	0.00[2]
Net increase (decrease) from operations	(0.28)	0.83	(0.01)	(3.66)	3.40	0.26
Dividends from net investment income	(0.25)	(0.24)	(0.27)	(0.24)	(0.18)	(0.27)
Distributions from net realized gains	—	—	—	(0.94)	—	—
Total dividends and distributions	(0.25)	(0.24)	(0.27)	(1.18)	(0.18)	(0.27)
Net asset value, end of period	$7.46	$7.99	$7.40	$7.68	$12.52	$9.30
Total investment return[3]	(3.51)%	11.51%	0.02%	(31.10)%	36.66%	2.66%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.24%[4,5]	1.20%[5]	1.17%	1.13%[5]	1.06%	1.17%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.29%[4,5]	0.25%[5]	0.22%	0.19%[5]	0.12%	0.22%
Net investment income (loss)	1.80%[4]	2.38%	3.14%	2.90%	1.56%	2.88%
Supplemental data:
Net assets, end of period (000's)	$297,748	$368,282	$346,908	$445,198	$761,661	$375,791
Portfolio turnover	22%	42%	65%	57%	41%	50%

1  Calculated using the average share method.

2  Amount represents less than $0.005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

5  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS Engage For Impact Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.59	$11.15	$9.97	$14.26	$10.14	$10.81
Net investment income (loss)[1]	0.00[5]	0.10	0.09	0.14	0.03	0.08
Net realized and unrealized gains (losses)	0.63	1.42	1.19	(2.82)	4.19	(0.45)
Net increase (decrease) from operations	0.63	1.52	1.28	(2.68)	4.22	(0.37)
Dividends from net investment income	(0.16)	(0.08)	—	(0.08)	(0.02)	(0.11)
Distributions from net realized gains	(0.46)	—	(0.10)	(1.53)	(0.08)	(0.19)
Total dividends and distributions	(0.62)	(0.08)	(0.10)	(1.61)	(0.10)	(0.30)
Net asset value, end of period	$12.60	$12.59	$11.15	$9.97	$14.26	$10.14
Total investment return[2]	4.82%	13.67%	12.90%	(21.28)%	41.70%	(3.77)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.52%[3]	1.55%	1.53%	1.44%	1.69%	2.27%
Expenses after fee waivers and/or expense reimbursements	0.85%[3]	0.88%	0.87%	0.85%	0.85%	0.85%
Net investment income (loss)	0.05%[3]	0.82%	0.86%	1.04%	0.27%	0.75%
Supplemental data:
Net assets, end of period (000's)	$5,090	$5,133	$5,776	$6,312	$7,816	$26,241
Portfolio turnover	13%	28%	21%	39%	78%	43%

Class P2

	Six months ended December 31, 2024	Years ended June 30,			Period ended
	(unaudited)	2024	2023	2022	June 30, 2021[4]
Net asset value, beginning of period	$12.59	$11.19	$9.99	$14.29	$13.64
Net investment income (loss)[1]	0.04	0.17	0.16	0.22	0.09
Net realized and unrealized gains (losses)	0.63	1.41	1.19	(2.82)	0.56
Net increase (decrease) from operations	0.67	1.58	1.35	(2.60)	0.65
Dividends from net investment income	(0.15)	(0.18)	(0.05)	(0.17)	—
Distributions from net realized gains	(0.46)	—	(0.10)	(1.53)	—
Total dividends and distributions	(0.61)	(0.18)	(0.15)	(1.70)	—
Net asset value, end of period	$12.65	$12.59	$11.19	$9.99	$14.29
Total investment return[2]	5.13%	14.29%	13.62%	(20.77)%	4.77%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.55%[3]	1.58%	1.56%	1.42%	2.24%[3]
Expenses after fee waivers and/or expense reimbursements	0.25%[3]	0.28%	0.28%	0.25%	0.25%[3]
Net investment income (loss)	0.65%[3]	1.42%	1.51%	1.64%	1.80%[3]
Supplemental data:
Net assets, end of period (000's)	$45,807	$46,614	$44,976	$40,006	$42,692
Portfolio turnover	13%	28%	21%	39%	78%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  For the period February 23, 2021 (commencement of operations) through June 30, 2021.

5  Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

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UBS International Sustainable Equity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.97	$9.28	$9.12	$12.48	$9.62	$10.01
Net investment income (loss)[1]	0.02	0.09	0.07	0.08	0.05	0.16
Net realized and unrealized gain (loss)	0.15	0.66	1.23	(2.38)	2.93	(0.42)
Net increase (decrease) from operations	0.17	0.75	1.30	(2.30)	2.98	(0.26)
Dividends from net investment income	(0.14)	(0.06)	(0.01)	(0.12)	(0.12)	(0.13)
Distributions from net realized gain	—	—	(1.13)	(0.94)	—	—
Total dividends and distributions	(0.14)	(0.06)	(1.14)	(1.06)	(0.12)	(0.13)
Net asset value, end of period	$10.00	$9.97	$9.28	$9.12	$12.48	$9.62
Total investment return[2]	1.66%	8.14%	15.68%	(19.68)%	31.09%	(2.73)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.50%[3,4]	1.50%[4]	1.49%[4]	1.37%[4]	1.33%	1.41%[4]
Expenses after fee waivers and/or expense reimbursements	1.25%[3,4]	1.26%[4]	1.26%[4]	1.25%[4]	1.25%	1.25%[4]
Net investment income (loss)	0.32%[3]	0.95%	0.82%	0.70%	0.45%	1.60%
Supplemental data:
Net assets, end of period (000's)	$3,868	$3,921	$4,103	$4,754	$9,081	$7,442
Portfolio turnover	16%	47%	7%	53%	52%	41%

Class P

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.98	$9.29	$9.15	$12.53	$9.66	$10.04
Net investment income (loss)[1]	0.03	0.12	0.09	0.09	0.09	0.18
Net realized and unrealized gains (losses)	0.15	0.65	1.23	(2.37)	2.93	(0.41)
Net increase (decrease) from operations	0.18	0.77	1.32	(2.28)	3.02	(0.23)
Dividends from net investment income	(0.16)	(0.08)	(0.05)	(0.16)	(0.15)	(0.15)
Distributions from net realized gains	—	—	(1.13)	(0.94)	—	—
Total dividends and distributions	(0.16)	(0.08)	(1.18)	(1.10)	(0.15)	(0.15)
Net asset value, end of period	$10.00	$9.98	$9.29	$9.15	$12.53	$9.66
Total investment return[2]	1.81%	8.36%	16.00%	(19.50)%	31.40%	(2.40)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.21%[3,4]	1.18%[4]	1.27%[4]	1.11%[4]	1.05%	1.12%[4]
Expenses after fee waivers and/or expense reimbursements	1.00%[3,4]	1.01%[4]	1.01%[4]	1.00%[4]	0.99%	1.00%[4]
Net investment income (loss)	0.57%[3]	1.25%	0.97%	0.74%	0.79%	1.82%
Supplemental data:
Net assets, end of period (000's)	$103,192	$107,246	$107,863	$164,377	$380,983	$203,078
Portfolio turnover	16%	47%	7%	53%	52%	41%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Financial highlights

Class P2

	Six months ended December 31, 2024	Year ended June 30,			Period ended
	(unaudited)	2024	2023	2022	June 30, 2021[5]
Net asset value, beginning of period	$9.96	$9.29	$9.18	$12.59	$10.05
Net investment income (loss)[1]	0.07	0.19	0.17	0.20	0.14
Net realized and unrealized gains (losses)	0.15	0.64	1.23	(2.41)	2.55
Net increase (decrease) from operations	0.22	0.83	1.40	(2.21)	2.69
Dividends from net investment income	(0.15)	(0.16)	(0.16)	(0.26)	(0.15)
Distributions from net realized gains	—	—	(1.13)	(0.94)	—
Total dividends and distributions	(0.15)	(0.16)	(1.29)	(1.20)	(0.15)
Net asset value, end of period	$10.03	$9.96	$9.29	$9.18	$12.59
Total investment return[2]	2.22%	9.08%	16.83%	(18.84)%	26.90%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.22%[3,4]	1.23%[4]	1.22%[4]	1.12%[4]	1.08%[3]
Expenses after fee waivers and/or expense reimbursements	0.25%[3,4]	0.26%[4]	0.26%[4]	0.25%[4]	0.22%[3]
Net investment income (loss)	1.32%[3]	1.98%	1.88%	1.76%	1.78%[3]
Supplemental data:
Net assets, end of period (000's)	$43,952	$44,849	$44,800	$40,308	$41,571
Portfolio turnover	16%	47%	7%	53%	52%

4  Includes interest expense representing less than 0.005%.

5  For the period October 30, 2020 (commencement of operations) through June 30, 2021.

See accompanying notes to financial statements.

UBS US Dividend Ruler Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2024	Years ended June 30,			Period ended
	(unaudited)	2024	2023	2022	June 30, 2021[1]
Net asset value, beginning of period	$15.20	$13.34	$11.83	$12.82	$10.00
Net investment income (loss)[2]	0.11	0.24	0.25	0.23	0.20
Net realized and unrealized gains (losses)	1.30	2.02	1.57	(0.84)	2.72
Net increase (decrease) from operations	1.41	2.26	1.82	(0.61)	2.92
Dividends from net investment income	(0.23)	(0.30)	(0.16)	(0.16)	(0.05)
Distributions from net realized gains	(0.59)	(0.10)	(0.15)	(0.22)	(0.05)
Total dividends and distributions	(0.82)	(0.40)	(0.31)	(0.38)	(0.10)
Net asset value, end of period	$15.79	$15.20	$13.34	$11.83	$12.82
Total investment return[3]	9.14%	17.31%	15.60%	(5.01)%	29.37%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.81%[4]	0.87%	0.94%	0.83%	1.57%[4]
Expenses after fee waivers and/or expense reimbursements	0.50%[4]	0.51%	0.51%	0.50%	0.50%[4]
Net investment income (loss)	1.39%[4]	1.75%	1.98%	1.76%	1.72%[4]
Supplemental data:
Net assets, end of period (000's)	$202,490	$175,102	$137,806	$118,829	$81,981
Portfolio turnover	15%	26%	34%	29%	24%

Class P2

	Six months ended December 31, 2024 (unaudited)	Years ended June 30, 2024	Period ended June 30, 2023[5]
Net asset value, beginning of period	$15.19	$13.35	$12.10
Net investment income (loss)[2]	0.14	0.29	0.08
Net realized and unrealized gains (losses)	1.30	2.02	1.17
Net increase (decrease) from operations	1.44	2.31	1.25
Dividends from net investment income	(0.23)	(0.37)	—
Distributions from net realized gains	(0.59)	(0.10)	—
Total dividends and distributions	(0.82)	(0.47)	—
Net asset value, end of period	$15.81	$15.19	$13.35
Total investment return[3]	9.32%	17.74%	10.33%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.79%[4]	0.85%	1.18%[4]
Expenses after fee waivers and/or expense reimbursements	0.15%[4]	0.16%	0.18%[4]
Net investment income (loss)	1.74%[4]	2.10%	2.16%[4]
Supplemental data:
Net assets, end of period (000's)	$26,234	$24,234	$14,250
Portfolio turnover	15%	26%	34%
1  For the period from July 9, 2020 (commencement of operations) through June 30, 2021.

2  Calculated using the average share method.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

5  For the period March 15, 2023 (commencement of operations) through June 30, 2023.

See accompanying notes to financial statements.

UBS US Quality Growth At Reasonable Price Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2024	Years ended June 30,			Period ended
	(unaudited)	2024	2023	2022	June 30, 2021[1]
Net asset value, beginning of period	$16.63	$12.75	$10.68	$13.10	$10.00
Net investment income (loss)[2]	0.03	0.06	0.06	0.04	0.04
Net realized and unrealized gains (losses)	1.19	3.88	2.12	(2.05)	3.10
Net increase (decrease) from operations	1.22	3.94	2.18	(2.01)	3.14
Dividends from net investment income	(0.07)	(0.06)	—	(0.03)	(0.01)
Distributions from net realized gains	(0.55)	—	(0.11)	(0.38)	(0.03)
Total dividends and distributions	(0.62)	(0.06)	(0.11)	(0.41)	(0.04)
Net asset value, end of period	$17.23	$16.63	$12.75	$10.68	$13.10
Total investment return[3]	7.24%	30.98%	20.59%	(16.06)%	31.49%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.76%[4]	0.80%	0.84%	0.79%	1.23%[4]
Expenses after fee waivers and/or expense reimbursements	0.50%[4]	0.51%	0.51%	0.50%	0.50%[4]
Net investment income (loss)	0.29%[4]	0.38%	0.54%	0.28%	0.32%[4]
Supplemental data:
Net assets, end of period (000's)	$319,800	$287,284	$186,544	$166,979	$116,538
Portfolio turnover	12%	27%	41%	30%	29%

1  For the period from July 9, 2020 (commencement of operations) through June 30, 2021.

2  Calculated using the average share method.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

See accompanying notes to financial statements.

UBS U.S. Small Cap Growth Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.34	$15.72	$14.62	$28.15	$19.74	$19.49
Net investment income (loss)[1]	(0.06)	(0.09)	(0.07)	(0.13)	(0.25)	(0.11)
Net realized and unrealized gain (loss)	0.87	1.71	2.05	(7.78)	11.88	1.79
Net increase (decrease) from operations	0.81	1.62	1.98	(7.91)	11.63	1.68
Distributions from net realized gain	—	—	(0.88)	(5.62)	(3.22)	(1.43)
Net asset value, end of period	$18.15	$17.34	$15.72	$14.62	$28.15	$19.74
Total investment return[2]	4.67%	10.30%	14.23%	(33.31)%	59.94%	9.33%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.56%[3,4]	1.57%	1.55%	1.46%	1.43%	1.60%[4]
Expenses after fee waivers and/or expense reimbursements	1.24%[3,4]	1.26%	1.25%	1.24%	1.24%	1.24%[4]
Net investment income (loss)	(0.61)%[3]	(0.57)%	(0.43)%	(0.57)%	(0.98)%	(0.63)%
Supplemental data:
Net assets, end of period (000's)	$12,077	$13,413	$15,276	$17,387	$35,268	$22,909
Portfolio turnover	21%	51%	35%	40%	63%	79%

Class P

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.04	$19.03	$17.47	$32.44	$22.37	$21.84
Net investment income (loss)[1]	(0.04)	(0.06)	(0.03)	(0.08)	(0.22)	(0.08)
Net realized and unrealized gains (losses)	1.05	2.07	2.47	(9.21)	13.51	2.04
Net increase (decrease) from operations	1.01	2.01	2.44	(9.29)	13.29	1.96
Dividends from net investment income	—	—	—	(0.06)	—	—
Distributions from net realized gains	—	—	(0.88)	(5.62)	(3.22)	(1.43)
Total dividends and distributions	—	—	(0.88)	(5.68)	(3.22)	(1.43)
Net asset value, end of period	$22.05	$21.04	$19.03	$17.47	$32.44	$22.37
Total investment return[2]	4.80%	10.56%	14.48%	(33.13)%	60.29%	9.62%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.29%[3,4]	1.28%	1.31%	1.21%	1.16%	1.29%[4]
Expenses after fee waivers and/or expense reimbursements	0.99%[3,4]	1.01%	1.00%	0.99%	0.99%	0.99%[4]
Net investment income (loss)	(0.36)%[3]	(0.32)%	(0.17)%	(0.31)%	(0.74)%	(0.37)%
Supplemental data:
Net assets, end of period (000's)	$117,960	$119,902	$109,817	$110,879	$178,971	$92,754
Portfolio turnover	21%	51%	35%	40%	63%	79%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS Sustainable Development Bank Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.32	$9.28	$9.62	$10.60	$11.17	$10.58
Net investment income (loss)[1]	0.14	0.24	0.17	0.10	0.13	0.21
Net realized and unrealized gains (losses)	0.01	0.03	(0.34)	(0.97)	(0.31)	0.63
Net increase (decrease) from operations	0.15	0.27	(0.17)	(0.87)	(0.18)	0.84
Dividends from net investment income	(0.14)	(0.23)	(0.16)	(0.10)	(0.12)	(0.21)
Distributions from net realized gains	—	—	—	(0.01)	(0.27)	(0.04)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.14)	(0.23)	(0.17)	(0.11)	(0.39)	(0.25)
Net asset value, end of period	$9.33	$9.32	$9.28	$9.62	$10.60	$11.17
Total investment return[2]	1.63%	2.99%	(1.75)%	(8.13)%	(1.70)%	8.03%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.71%[3]	0.69%[4]	0.68%	0.56%	0.80%	1.07%[4]
Expenses after fee waivers and/or expense reimbursements	0.25%[3]	0.27%[4]	0.27%	0.25%	0.25%	0.25%[4]
Net investment income (loss)	2.95%[3]	2.55%	1.78%	1.01%	1.18%	1.94%
Supplemental data:
Net assets, end of period (000's)	$12,055	$14,517	$14,937	$8,052	$17,510	$37,414
Portfolio turnover	14%	28%	22%	47%	16%	80%

Class P2

	Six months ended December 31, 2024	Years ended June 30,			Period ended
	(unaudited)	2024	2023	2022	June 30, 2021[5]
Net asset value, beginning of period	$9.30	$9.27	$9.61	$10.59	$11.09
Net investment income (loss)[1]	0.15	0.24	0.17	0.12	0.08
Net realized and unrealized gains (losses)	0.02	0.04	(0.33)	(0.97)	(0.23)
Net increase (decrease) from operations	0.17	0.28	(0.16)	(0.85)	(0.15)
Dividends from net investment income	(0.15)	(0.25)	(0.17)	(0.12)	(0.08)
Distributions from net realized gains	—	—	—	(0.01)	(0.27)
Return of capital	—	—	(0.01)	—	—
Total dividends and distributions	(0.15)	(0.25)	(0.18)	(0.13)	(0.35)
Net asset value, end of period	$9.32	$9.30	$9.27	$9.61	$10.59
Total investment return[2]	1.82%	3.04%	(1.62)%	(8.08)%	(1.34)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.72%[3]	0.70%[4]	0.66%	0.56%	0.68%[3]
Expenses after fee waivers and/or expense reimbursements	0.15%[3]	0.17%[4]	0.16%	0.15%	0.15%[3]
Net investment income (loss)	3.03%[3]	2.64%	1.83%	1.15%	1.09%[3]
Supplemental data:
Net assets, end of period (000's)	$47,457	$64,729	$71,059	$68,917	$65,659
Portfolio turnover	14%	28%	22%	47%	16%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  For the period October 30, 2020 (commencement of operations) through June 30, 2021.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.30	$13.38	$13.27	$15.66	$15.64	$15.09
Net investment income (loss)[1]	0.36	0.62	0.55	0.27	0.30	0.41
Net realized and unrealized gain (loss)	(0.09)	(0.20)	—	(2.42)	(0.02)	0.50
Net increase (decrease) from operations	0.27	0.42	0.55	(2.15)	0.28	0.91
Dividends from net investment income	(0.30)	(0.50)	(0.44)	(0.24)	(0.26)	(0.36)
Net asset value, end of period	$13.27	$13.30	$13.38	$13.27	$15.66	$15.64
Total investment return[2]	1.98%	3.24%	4.25%	(13.91)%	1.83%	6.14%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	2.56%[3]	2.63%[4]	2.22%	1.92%	1.73%	1.59%[4]
Expenses after fee waivers and/or expense reimbursements	0.90%[3]	0.97%[4]	0.89%	0.75%	0.75%	0.75%[4]
Net investment income (loss)	5.32%[3]	4.66%	4.09%	1.80%	1.90%	2.66%
Supplemental data:
Net assets, end of period (000's)	$341	$287	$501	$570	$681	$650
Portfolio turnover	19%	32%	24%	248%	169%	209%

Class P

	Six months ended December 31, 2024	Years ended June 30,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.30	$13.39	$13.28	$15.67	$15.65	$15.10
Net investment income (loss)[1]	0.38	0.66	0.58	0.31	0.34	0.45
Net realized and unrealized gains (losses)	(0.09)	(0.21)	0.01	(2.43)	(0.02)	0.50
Net increase (decrease) from operations	0.29	0.45	0.59	(2.12)	0.32	0.95
Dividends from net investment income	(0.31)	(0.54)	(0.48)	(0.27)	(0.30)	(0.40)
Net asset value, end of period	$13.28	$13.30	$13.39	$13.28	$15.67	$15.65
Total investment return[2]	2.19%	3.42%	4.51%	(13.68)%	2.07%	6.40%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	2.37%[3]	2.45%[4]	2.04%	1.71%	1.52%	1.38%[4]
Expenses after fee waivers and/or expense reimbursements	0.65%[3]	0.73%[4]	0.64%	0.50%	0.50%	0.50%[4]
Net investment income (loss)	5.55%[3]	4.99%	4.34%	2.06%	2.15%	2.92%
Supplemental data:
Net assets, end of period (000's)	$18,829	$20,031	$23,437	$26,702	$34,629	$37,048
Portfolio turnover	19%	32%	24%	248%	169%	209%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; redemption or program fees results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund

Financial highlights

Class P2

	Six months ended December 31, 2024 (unaudited)	Period ended June 30, 2024[5]
Net asset value, beginning of period	$13.34	$12.93
Net investment income (loss)[1]	0.42	0.53
Net realized and unrealized gains (losses)	(0.08)	0.29
Net increase (decrease) from operations	0.34	0.82
Dividends from net investment income	(0.31)	(0.41)
Net asset value, end of period	$13.37	$13.34
Total investment return[2]	2.30%	6.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	2.04%[3]	3.84%[3,4]
Expenses after fee waivers and/or expense reimbursements	0.20%[3]	0.26%[3,4]
Net investment income (loss)	6.14%[3]	5.56%[3]
Supplemental data:
Net assets, end of period (000's)	$8,916	$1
Portfolio turnover	19%	32%

4  Includes interest expense representing less than 0.005%.

5  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

See accompanying notes to financial statements.

The UBS Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

The UBS Funds (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized on August 13, 1993. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has nine Funds available for investment, each having its own investment objectives and policies: UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS U.S. Small Cap Growth Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, (each a "Fund", and collectively, the "Funds"). Each of the Funds is classified as a diversified investment company with the exception of UBS US Quality Growth At Reasonable Price Fund and UBS Sustainable Development Bank Bond Fund, which are classified as non-diversified for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM"), (formerly, UBS Asset Management (Americas) Inc.), is the investment advisor and administrator for the Funds. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Funds. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Funds currently offer Class A and Class P shares, with the exception of (1) UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS Sustainable Development Bank Bond Fund and UBS Multi Income Bond Fund, which currently also offer Class P2 shares and (2) UBS US Quality Growth At Reasonable Price Fund is currently only offering Class P shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, fee waiver/expense cap/expense reimbursement arrangements and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan.

The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under certain circumstances, shareholders of the Funds may receive payment for redemptions in securities rather than in cash.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The UBS Funds

Notes to financial statements (unaudited)

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' portfolio management team acts as the Fund's CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole, and the Funds' long-term strategic asset allocation is pre-determined in accordance with the Funds' single investment objective which is executed by the Funds' portfolio managers as a team. The financial information in the form of the Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation: The books and records of the Funds are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign

The UBS Funds

Notes to financial statements (unaudited)

exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk: Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Funds in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

The conflict between Ukraine and the Russian Federation has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market

The UBS Funds

Notes to financial statements (unaudited)

quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on U.S. and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by Trust's Board of Trustees (the "Board") pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund's net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

The UBS Funds

Notes to financial statements (unaudited)

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has engaged the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Fund's portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund's Portfolio of investments.

Investments

Asset-backed securities: Certain Funds may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt

The UBS Funds

Notes to financial statements (unaudited)

securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities: Certain Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts: Certain Funds may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Fund estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Fund updates its accounting and/or tax books and records.

The UBS Funds

Notes to financial statements (unaudited)

Restricted securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in Fund's portfolio footnotes.

Securities traded on to-be-announced basis: Certain Funds may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales: UBS U.S. Small Cap Growth Fund and UBS Multi Income Bond Fund may engage in short sale transactions in which the Fund sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Fund must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Fund will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The Fund segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. The Fund incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Fund.

Because a Fund's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Fund's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Fund's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Fund.

For the period ended December 31, 2024, UBS U.S. Small Cap Growth Fund and UBS Multi Income Bond Fund did not engage in short sale transactions.

Treasury Inflation Protected Securities: Certain Funds may purchase Treasury inflation protected securities("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Derivative instruments

Purchased options: Certain Funds may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an

The UBS Funds

Notes to financial statements (unaudited)

attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Funds pay a premium which is included on the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value. At December 31, 2024, the Funds did not hold any purchased options.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing: Certain Funds may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Fund has written, is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Fund has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Fund will be obligated to enter into a swap agreement. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Written options, if any, are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in options and swaptions written, at value. At December 31, 2024, the Funds did not hold any written options.

Futures contracts: Certain Funds may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

The UBS Funds

Notes to financial statements (unaudited)

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Fund, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Portfolio will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Swap agreements: Certain Funds may engage in swap agreements, including, but not limited to, interest rate, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Funds accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain or loss on swap agreements, in addition to realized gain or loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Fund typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

The UBS Funds

Notes to financial statements (unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Fund is the seller of protection are disclosed under the section "Credit default swap agreements on credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities..

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Fund will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the

The UBS Funds

Notes to financial statements (unaudited)

Fund's risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Fund's exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin receivable or payable, if any.

Swap agreements, if any, are shown as portfolio holdings within the Portfolio of investments.

Forward foreign currency contracts: Certain Funds may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency. Forward foreign currency contracts, if any, are reported on the Portfolio of investments.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Derivatives by underlying risk: Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though a Portfolio's investments in derivatives may represent economic hedges, they are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Fund's portfolio of investments is representative of the volume of derivatives outstanding during the period ended December 31, 2024.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Funds may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Fund's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of December 31, 2024 is reflected in the Statement of assets and liabilities.

The UBS Funds

Notes to financial statements (unaudited)

At December 31, 2024, the Funds had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$114,263	$—	$—	$596,034	$710,297
Forward foreign currency contracts	—	2,368,169	—	—	2,368,169
Total value	$114,263	$2,368,169	$—	$596,034	$3,078,466
UBS Multi Income Bond Fund
Futures contracts	$75,343	$—	$—	$—	$75,343
Swap agreements	116,157	—	—	—	116,157
Forward foreign currency contracts	—	3,520	—	—	3,520
Total value	$191,500	$3,520	$—	$—	$195,020

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$(497,033)	$—	$—	$(1,424,354)	$(1,921,387)
Forward foreign currency contracts	—	(1,471,602)	—	—	(1,471,602)
Total	$(497,033)	$(1,471,602)	$—	$(1,424,354)	$(3,392,989)
UBS Multi Income Bond Fund
Futures contracts	$(50,040)	$—	$—	$—	$(50,040)
Forward foreign currency contracts	—	(368)	—	—	(368)
Total	$(50,040)	$(368)	$—	$—	$(50,408)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

The UBS Funds

Notes to financial statements (unaudited)

During the period ended December 31, 2024, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$529,484	$—	$—	$1,804,943	$2,334,427
Swap agreements	—	—	(79,871)	—	(79,871)
Forward foreign currency contracts	—	(1,397,615)	—	—	(1,397,615)
Total net realized gains (loss)	$529,484	$(1,397,615)	$(79,871)	$1,804,943	$856,941
UBS Multi Income Bond Fund
Options and swaptions purchased	$—	$—	$(4,165)	$—	$(4,165)
Options and swaptions written	—	—	(14,947)	—	(14,947)
Futures contracts	(110,104)	—	—	—	(110,104)
Swap agreements	(123,056)	—	—	—	(123,056)
Forward foreign currency contracts	—	(6,580)	—	—	(6,580)
Total net realized gains (loss)	$(233,160)	$(6,580)	$(19,112)	$—	$(258,852)

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

During the period ended December 31, 2024, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$(404,744)	$—	$—	$(727,995)	$(1,132,739)
Forward foreign currency contracts	—	1,771,744	—	—	1,771,744
Net change in appreciation (depreciation)	$(404,744)	$1,771,744	$—	$(727,995)	$639,005
UBS Multi Income Bond Fund
Options and swaptions purchased	$—	$—	$4,533	$—	$4,533
Options and swaptions written	—	—	(1,955)	—	(1,955)
Futures contracts	(8,657)	—	—	—	(8,657)
Swap agreements	96,234	—	—	—	96,234
Forward foreign currency contracts	—	13,433	—	—	13,433
Net change in appreciation (depreciation)	$87,577	$13,433	$2,578	$—	$103,588

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives: The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce their credit risk to counterparties. ISDA Master Agreements

The UBS Funds

Notes to financial statements (unaudited)

include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At December 31, 2024, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

UBS Global Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$3,078,466	$(3,392,989)
Derivatives not subject to a MNA or similar agreements	(710,297)	1,921,387
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,368,169	$(1,471,602)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$369,388	$(235,948)	$—	$133,440
CITI	128,582	(128,582)	—	—
GSI	7,519	—	—	7,519
HSBC	152,175	(152,175)	—	—
JPMCB	112,492	—	—	112,492
MSCI	834,226	(485,709)	—	348,517
SSB	763,787	(154,556)	—	609,231
Total	$2,368,169	$(1,156,970)	$—	$1,211,199
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(235,948)	$235,948	$—	$—
BOA	(19,935)	—	—	(19,935)
CIBC	(14,148)	—	—	(14,148)
CITI	(168,914)	128,582	—	(40,332)
HSBC	(392,392)	152,175	—	(240,217)
MSCI	(485,709)	485,709	—	—
SSB	(154,556)	154,556	—	—
Total	$(1,471,602)	$1,156,970	$—	$(314,632)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

The UBS Funds

Notes to financial statements (unaudited)

UBS Multi Income Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$195,020	$(50,408)
Derivatives not subject to a MNA or similar agreements	(191,500)	50,040
Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,520	$(368)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
CITI	$2,707	$(368)	$—	$2,339
JPMCB	813	—	—	813
Total	$3,520	$(368)	$—	$3,152
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
CITI	$(368)	$368	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment advisory fees and other transactions with affiliates

The Advisor, a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee, accrued daily and paid monthly, based on each Fund's respective average daily net assets in accordance with the following per annum schedule:

Fund	Annual rate as a percentage of each Fund's average daily net assets
UBS Global Allocation Fund	0.800% up to $500 million
0.750% above $500 million up to $1 billion
0.700% above $1 billion up to $1.5 billion
0.675% above $1.5 billion up to $2 billion
0.650% above $2 billion up to $3 billion
0.630% above $3 billion up to $6 billion
0.610% above $6 billion
UBS Emerging Markets Equity Opportunity Fund	0.900% up to $250 million 0.875% above $250 million up to $500 million 0.850% above $500 million up to $750 million 0.825% above $750 million up to $1 billion 0.750% above $1 billion
UBS Engage For Impact Fund	0.750% up to $250 million 0.725% above $250 million

The UBS Funds

Notes to financial statements (unaudited)

Fund	Annual rate as a percentage of each Fund's average daily net assets
UBS International Sustainable Equity Fund	0.800% up to $250 million
0.775% above $250 million up to $500 million
0.750% above $500 million up to $750 million
0.725% above $750 million up to $1 billion
0.675% above $1 billion up to $2 billion
0.650% above $2 billion
UBS US Dividend Ruler Fund	0.5000% up to $250 million
0.4875% above $250 million up to $500 million
0.4750% above $500 million up to $750 million
0.4625% above $750 million up to $1 billion
0.4500% above $1 billion up to $2 billion
0.4375% above $2 billion
UBS US Quality Growth At Reasonable Price Fund	0.500% all assets
UBS U.S. Small Cap Growth Fund	0.850% up to $250 million
0.825% above $250 million up to $500 million
0.800% above $500 million up to $750 million
0.775% above $750 million up to $1 billion
0.725% above $1 billion up to $2 billion
0.700% above $2 billion
UBS Sustainable Development Bank Bond Fund	0.150% up to $250 million 0.145% above $250 million up to $500 million 0.140% above $500 million up to $750 million 0.135% above $750 million up to $1 billion 0.130% above $1 billion
UBS Multi Income Bond Fund	0.500% up to $250 million 0.490% above $250 million up to $500 million 0.480% above $500 million up to $750 million 0.470% above $750 million

For UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS U.S. Small Cap Growth Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, the Advisor has agreed to waive its fees and/or reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) to the extent necessary so that the Funds' operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy related expenses) do not exceed the expense limit of each class of shares as indicated in the following table.

For UBS International Sustainable Equity Fund, the Advisor has agreed to waive its fees and reimburse expenses(excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) so that the Fund's ordinary operating expenses(excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) do not exceed the limit of each class of shares as indicated in the following table. The contractual fee waiver and/or expense reimbursement agreement for each Fund, except UBS International Sustainable Equity Fund, will remain in place through the period ending December 31, 2024. The fee waiver and/or expense reimbursement agreement for UBS International Sustainable

The UBS Funds

Notes to financial statements (unaudited)

Equity Fund is irrevocable. Investment advisory fees, including the dollar amount waived or reimbursed, for the period ended December 31, 2024 were as follows:

Fund	Class A expense cap	Class P expense cap	Class P2 expense cap	Amount due to (due from) advisor	Advisory fees incurred	Fees waived/ expenses reimbursed
UBS Global Allocation Fund	1.20%	0.95%	—%	$20,172	$616,663	$(262,902)
UBS Emerging Markets Equity Opportunity Fund	1.25	1.00	0.40	104,383	1,939,208	(1,749,738)
UBS Engage For Impact Fund	1.10	0.85	0.25	(22,711)	198,269	(325,389)
UBS International Sustainable Equity Fund	1.25	1.00	0.25	46,861	638,565	(342,473)
UBS US Dividend Ruler Fund	N/A	0.50	0.15	33,008	554,605	(384,033)
UBS US Quality Growth At Reasonable Price Fund	N/A	0.50	—	66,762	766,486	(398,414)
UBS U.S. Small Cap Growth Fund	1.24	0.99	0.15	58,813	574,520	(203,613)
UBS Sustainable Development Bank Bond Fund	0.35	0.25	0.15	(26,233)	55,454	(203,915)
UBS Multi Income Bond Fund	0.90	0.65	0.20	(26,817)	56,697	(196,601)

For UBS Emerging Markets Opportunity Fund Class P2, UBS Engage For Impact Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS US Dividend Ruler Fund Class P2, UBS Sustainable Development Bank Bond Fund Class P2 and UBS Multi Income Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive all or portion of management fees. For the period ended December 31, 2024, the advisory fees waived was $1,546,317, $177,963, $182,300, $64,885, $44,769 and $5,540. In addition, these waivers are included within the fees waived/expenses reimbursed amount disclosed in the table above.

Each Fund, except for UBS International Sustainable Equity Fund and UBS Emerging Markets Equity Opportunity Fund Class P2, will reimburse the Advisor for expenses it waives or reimburses for a period of three years following such expense waivers or reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund. The expenses waived or reimbursed for the period ended December 31, 2024 are subject to repayment through June 30, 2028.

At December 31, 2024, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to the Advisor and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires June 30, 2025	Expires June 30, 2026	Expires June 30, 2027	Expires June 30, 2028
UBS Global Allocation Fund—Class A	$1,314,307	$331,216	$374,509	$403,715	$204,867
UBS Global Allocation Fund—Class P	355,397	86,790	100,697	109,875	58,035
UBS Emerging Markets Equity Opportunity Fund—Class P	762,960	304,903	177,843	185,085	95,129
UBS Engage For Impact Fund—Class P	149,581	47,256	48,590	35,669	18,066
UBS Engage For Impact Fund—Class P2	801,978	191,959	227,885	252,774	129,360
UBS International Sustainable Equity Fund—Class A	24,143	—	9,453	9,649	5,041
UBS International Sustainable Equity Fund—Class P	638,217	—	340,367	182,590	115,260
UBS International Sustainable Equity Fund—Class P2	135,095	—	47,393	56,651	31,051
UBS US Dividend Ruler Fund—Class P	1,760,006	371,750	554,617	533,249	300,390
UBS US Dividend Ruler Fund—Class P2	57,090	—	16,441[1]	30,566	10,083
UBS US Quality Growth At Reasonable Price Fund—Class P	2,139,152	471,365	593,538	675,835	398,414
UBS U.S. Small Cap Growth Fund—Class A	175,180	59,364	51,132	43,476	21,208

The UBS Funds

Notes to financial statements (unaudited)

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires June 30, 2025	Expires June 30, 2026	Expires June 30, 2027	Expires June 30, 2028
UBS U.S. Small Cap Growth Fund—Class P	$1,162,340	$324,286	$350,965	$304,684	$182,405
UBS Sustainable Development Bank Bond Fund—Class P	188,766	50,356	40,688	64,767	32,955
UBS Sustainable Development Bank Bond Fund—Class P2	793,997	178,409	242,235	247,296	126,057
UBS Multi Income Bond Fund—Class A	24,229	8,184	7,160	6,108	2,777
UBS Multi Income Bond Fund—Class P	1,285,990	387,277	351,145	374,185	173,383
UBS Multi Income Bond Fund—Class P2	14,924	—	—	23[2]	14,901

1  For the period March 15, 2023 (commencement of operations) through June 30, 2023.

2  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

Each Fund pays UBS AM a monthly administration fee that is accrued daily and paid monthly at an annual rate of 0.075% of the average daily net assets of such Fund. For the period ended December 31, 2024, the Funds owed and incurred administrative fees as follows:

Fund	Administrative fees owed	Administrative fees incurred
UBS Global Allocation Fund	$9,620	$57,812
UBS Emerging Markets Equity Opportunity Fund	15,547	163,517
UBS Engage For Impact Fund	3,326	19,827
UBS International Sustainable Equity Fund	7,505	59,865
UBS US Dividend Ruler Fund	13,584	83,191
UBS US Quality Growth At Reasonable Price Fund	20,714	114,973
UBS U.S. Small Cap Growth Fund	8,773	50,693
UBS Sustainable Development Bank Bond Fund	3,834	27,727
UBS Multi Income Bond Fund	1,714	8,505

For UBS Emerging Markets Equity Opportunity Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS US Dividend Ruler Fund Class P2 and UBS Sustainable Development Bank Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive its retained administration fees. For the period ended December 31, 2024, the administration fees waived were $108,292, $8,821, $8,675 and $134, respectively and such amounts are not subject to future recoupment.

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the period ended December 31, 2024 have been included near the end of each Fund's Portfolio of investments.

During the period ended December 31, 2024, the Funds listed below paid broker commissions to affiliates of the investment advisor as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within investments at cost of unaffiliated issuers, and the Statement of operations within net realized gain(loss) on, and/or change in net unrealized appreciation (depreciation) on investments and/or futures contracts.

Fund	UBS Group AG
UBS Emerging Markets Equity Opportunity Fund	$1,321
UBS Engage For Impact Fund	13
UBS International Sustainable Equity Fund	523

The UBS Funds

Notes to financial statements (unaudited)

During the period ended, December 31, 2024, none of the Funds engaged in purchase and sale transactions where an affiliate was underwriter.

Service and distribution plans

UBS AM (US) is the principal underwriter of each Fund's shares. The Trust has adopted distribution and/or service plans ("the Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plans govern payments made for the expenses incurred in the service and/or distribution of Class A shares. Annual fees under the Plans as a percentage of the average daily net assets of each representative class of each of the Funds are as follows:

Fund	Class A
UBS Global Allocation Fund	0.25%
UBS International Sustainable Equity Fund	0.25
UBS U.S. Small Cap Growth Fund	0.25
UBS Multi Income Bond Fund	0.25

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchases of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. At December 31, 2024, certain Funds owed UBS AM (US) service and distribution fees, and for the period ended December 31, 2024, certain Funds were informed by UBS AM (US) that it had earned sales charges as follows:

Fund	Service and distribution fees owed	Sales charges earned by distributor
UBS Global Allocation Fund—Class A	$23,942	$179
UBS U.S. Small Cap Growth Fund—Class A	2,588	508
UBS Multi Income Bond Fund—Class A	61	—

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Funds' transfer agent, and is compensated for these services by BNY Mellon, not the Funds.

For the period ended December 31, 2024, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated service fees as follows:

Fund	Delegated service fees earned
UBS Global Allocation Fund	$17,676
UBS Emerging Markets Equity Opportunity Fund	14,623
UBS Engage For Impact Fund	4,299
UBS International Sustainable Equity Fund	7,812
UBS US Dividend Ruler Fund	23,413
UBS US Quality Growth At Reasonable Price Fund	32,257
UBS U.S. Small Cap Growth Fund	1,901
UBS Sustainable Development Bank Bond Fund	5,009
UBS Multi Income Bond Fund	266

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of

The UBS Funds

Notes to financial statements (unaudited)

the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Fund, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At December 31, 2024, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
UBS Global Allocation Fund	$3,016,479	$1,848,184	$1,280,087	$3,128,271	U.S. Treasury Notes and U.S. Treasury Bills
UBS Engage For Impact Fund	2,687,734	2,417,868	403,605	2,821,473	U.S. Treasury Notes and U.S. Treasury Bills
UBS International Sustainable Equity Fund	9,617,622	10,035,417	72,518	10,107,935	U.S. Treasury Notes and U.S. Treasury Bills
UBS U.S. Small Cap Growth Fund	6,848,052	6,879,766	113,669	6,993,435	U.S. Treasury Notes and U.S. Treasury Bills
UBS Sustainable Development Bank Bond Fund	201,510	205,500	—	205,500
UBS Multi Income Bond Fund	1,999,425	1,933,293	110,793	2,044,086	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

The table below represents the disaggregation at December 31, 2024 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized
Fund	Equity securities	Corporate bonds	liabilities for securities lending transactions
UBS Global Allocation Fund	$—	$1,848,184	$1,848,184
UBS Engage For Impact Fund	2,417,868	—	2,417,868
UBS International Sustainable Equity Fund	10,035,417	—	10,035,417
UBS U.S. Small Cap Growth Fund	6,879,766	—	6,879,766
UBS Sustainable Development Bank Bond Fund	205,500	—	205,500
UBS Multi Income Bond Fund	—	1,933,293	1,933,293

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or

The UBS Funds

Notes to financial statements (unaudited)

redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement is March 31, 2025.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended December 31, 2024, the following Funds had borrowings as follows:

Fund	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
UBS Emerging Markets Equity Opportunity Fund	$3,389,913	80	$44,664	5.929%
UBS U.S. Small Cap Growth Fund	1,094,883	3	609	6.680

At December 31, 2024, UBS Emerging Markets Equity Opportunity Fund had outstanding borrowings of $9,481,628.

Purchases and sales of securities

For the period ended December 31, 2024, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Fund	Purchases	Sales
UBS Global Allocation Fund	$75,293,876	$80,760,808
UBS Emerging Markets Equity Opportunity Fund	93,782,753	151,210,506
UBS Engage For Impact Fund	6,633,338	10,122,079
UBS International Sustainable Equity Fund	24,485,975	31,727,838
UBS US Dividend Ruler Fund	44,364,199	33,127,179
UBS US Quality Growth At Reasonable Price Fund	49,299,917	37,104,785
UBS U.S. Small Cap Growth Fund	28,158,721	34,974,590
UBS Sustainable Development Bank Bond Fund	10,254,677	30,732,993
UBS Multi Income Bond Fund	11,854,606	4,245,649

The UBS Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds were as follows:

UBS Global Allocation Fund
For the year ended December 31, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	3,512	$40,782	25,883	$308,702
Shares repurchased	(798,630)	(9,158,373)	(230,290)	(2,739,268)
Dividends reinvested	159,060	1,833,959	54,863	655,067
Net increase (decrease)	(636,058)	$(7,283,632)	(149,544)	$(1,775,499)

For the year ended June 30, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	27,577	$283,624	162,675	$1,767,059
Shares repurchased	(2,495,258)	(26,316,216)	(722,665)	(7,711,675)
Dividends reinvested	230,680	2,422,142	72,688	789,392
Net increase (decrease)	(2,237,001)	$(23,610,450)	(487,302)	$(5,155,224)

UBS Emerging Markets Equity Opportunity Fund
For the year ended December 31, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	348,500	$2,713,074	4,111,841	$32,299,953
Shares repurchased	(1,171,027)	(9,192,049)	(11,337,167)	(90,577,534)
Dividends reinvested	301,067	2,273,057	1,054,617	7,993,998
Net increase (decrease)	(521,460)	$(4,205,918)	(6,170,709)	$(50,283,583)

For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	3,756,404	$27,510,821	9,803,767	$73,102,976
Shares repurchased	(6,611,261)	(49,203,654)	(11,935,465)	(89,634,708)
Dividends reinvested	263,050	1,941,306	1,330,269	9,777,477
Net increase (decrease)	(2,591,807)	$(19,751,527)	(801,429)	$(6,754,255)

The UBS Funds

Notes to financial statements (unaudited)

UBS Engage For Impact Fund
For the year ended December 31, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	11,410	$151,691	196,961	$2,572,293
Shares repurchased	(19,014)	(251,399)	(436,628)	(5,757,423)
Dividends reinvested	3,822	49,960	157,920	2,073,486
Net increase (decrease)	(3,782)	$(49,748)	(81,747)	$(1,111,644)

For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	6,395	$75,424	418,214	$4,880,115
Shares repurchased	(117,244)	(1,380,832)	(798,268)	(9,485,907)
Dividends reinvested	671	7,893	61,926	725,772
Net increase (decrease)	(110,178)	$(1,297,515)	(318,128)	$(3,880,020)

UBS International Sustainable Equity Fund
For the year ended December 31, 2024:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,907	$40,546	441,121	$4,573,569	275,084	$2,823,818
Shares repurchased	(14,642)	(151,050)	(1,004,084)	(10,417,763)	(458,306)	(4,739,923)
Dividends reinvested	4,104	41,860	136,894	1,396,321	63,874	653,445
Net increase (decrease)	(6,631)	$(68,644)	(426,069)	$(4,447,873)	(119,348)	$(1,262,660)

For the year ended June 30, 2024:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,728	$198,556	2,303,053	$21,889,151	615,735	$5,772,889
Shares repurchased	(72,521)	(687,267)	(3,242,309)	(30,957,107)	(1,019,190)	(9,609,067)
Dividends reinvested	2,299	21,423	77,099	718,563	81,471	755,240
Net increase (decrease)	(48,494)	$(467,288)	(862,157)	$(8,349,393)	(321,984)	$(3,080,938)

The UBS Funds

Notes to financial statements (unaudited)

UBS US Dividend Ruler Fund
For the year ended December 31, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	1,958,963	$31,369,153	223,283	$3,606,187
Shares repurchased	(1,233,908)	(19,770,692)	(215,419)	(3,476,329)
Dividends reinvested	576,798	9,315,280	55,660	899,458
Net increase (decrease)	1,301,853	$20,913,741	63,524	$1,029,316

For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	2,976,224	$41,803,441	865,837	$11,568,913
Shares repurchased	(2,059,761)	(28,568,099)	(354,434)	(4,789,716)
Dividends reinvested	275,944	3,761,118	17,254	234,477
Net increase (decrease)	1,192,407	$16,996,460	528,657	$7,013,674

UBS US Quality Growth At Reasonable Price Fund
For the year ended December 31, 2024:

	Class P
	Shares	Amount
Shares sold	2,693,262	$46,080,995
Shares repurchased	(1,996,576)	(34,208,595)
Dividends reinvested	597,886	10,642,373
Net increase (decrease)	1,294,572	$22,514,773

For the year ended June 30, 2024:

	Class P
	Shares	Amount
Shares sold	5,950,493	$84,967,516
Shares repurchased	(3,373,474)	(48,292,186)
Dividends reinvested	62,581	886,143
Net increase (decrease)	2,639,600	$37,561,473

The UBS Funds

Notes to financial statements (unaudited)

UBS U.S. Small Cap Growth Fund
For the year ended December 31, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	10,082	$184,160	275,356	$6,293,725
Shares repurchased	(118,253)	(2,167,619)	(625,314)	(13,707,609)
Dividends reinvested	—	—	—	—
Net increase (decrease)	(108,171)	$(1,983,459)	(349,958)	$(7,413,884)

For the year ended June 30, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	69,575	$1,153,947	922,906	$17,880,372
Shares repurchased	(267,822)	(4,144,640)	(995,938)	(19,147,635)
Dividends reinvested	—	—	—	—
Net increase (decrease)	(198,247)	$(2,990,693)	(73,032)	$(1,267,263)

UBS Sustainable Development Bank Bond Fund
For the year ended December 31, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	161,607	$1,524,943	511,658	$4,859,402
Shares repurchased	(433,527)	(4,097,240)	(2,469,638)	(23,417,806)
Dividends reinvested	5,943	56,291	95,276	902,160
Net increase (decrease)	(265,977)	$(2,516,006)	(1,862,704)	$(17,656,244)

For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	469,713	$4,372,413	1,354,870	$12,566,927
Shares repurchased	(530,654)	(4,929,685)	(2,250,877)	(20,745,327)
Dividends reinvested	9,550	88,160	190,000	1,751,694
Net increase (decrease)	(51,391)	$(469,112)	(706,007)	$(6,426,706)

The UBS Funds

Notes to financial statements (unaudited)

UBS Multi Income Bond Fund
For the year ended December 31, 2024:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,024	$55,161	19	$266	666,645	$8,996,629
Shares repurchased	(372)	(5,005)	(114,564)	(1,547,021)	(91)	(1,237)
Dividends reinvested	442	5,952	27,189	366,348	1	20
Net increase (decrease)	4,094	$56,108	(87,356)	$(1,180,407)	666,555	$8,995,412

For the year ended June 30, 2024:

	Class A		Class P		Class P2[1]
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	769	$10,278	78	$1,000
Shares repurchased	(16,665)	(218,942)	(297,135)	(3,966,489)	—	—
Dividends reinvested	858	11,340	51,472	681,954	2	32
Net increase (decrease)	(15,807)	$(207,602)	(244,894)	$(3,274,257)	80	$1,032

1  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

Federal tax status

It is each Fund's policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal years ended June 30, 2024 was as follows:

Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
UBS Global Allocation Fund	$—	$3,517,815	$—	$3,517,815
UBS Emerging Markets Equity Opportunity Fund	—	13,727,412	—	13,727,412
UBS Engage For Impact Fund	—	764,484	—	764,484
UBS International Sustainable Equity Fund	—	1,677,909	—	1,677,909
UBS US Dividend Ruler Fund	—	3,615,809	1,207,008	4,822,817
UBS US Quality Growth At Reasonable Price Fund	—	952,900	—	952,900
UBS U.S. Small Cap Growth Fund	—	—	—	—
UBS Sustainable Development Bank Bond Fund	—	2,147,938	—	2,147,938
UBS Multi Income Bond Fund	—	886,237	—	886,237

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis current fiscal year will be determined after the Trust's fiscal year ending June 30, 2025.

The UBS Funds

Notes to financial statements (unaudited)

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at December 31, 2024 were as follows:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS Global Allocation Fund	$180,596,708	$14,089,967	$(9,484,026)	$4,605,941
UBS Emerging Markets Equity Opportunity Fund	406,743,652	31,738,863	(65,613,631)	(33,874,768)
UBS Engage For Impact Fund	47,641,394	10,386,227	(4,823,558)	5,562,669
UBS International Sustainable Equity Fund	149,551,931	19,696,044	(8,876,853)	10,819,191
UBS US Dividend Ruler Fund	184,634,671	46,529,317	(2,814,896)	43,714,421
UBS US Quality Growth At Reasonable Price Fund	238,031,951	83,990,910	(2,682,674)	81,308,236
UBS U.S. Small Cap Growth Fund	113,992,766	32,980,010	(9,107,021)	23,872,989
UBS Sustainable Development Bank Bond Fund	62,625,686	31,482	(3,116,480)	(3,084,998)
UBS Multi Income Bond Fund	32,232,421	316,653	(1,122,924)	(806,271)

Net capital losses recognized by the Funds, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At June 30, 2024, the following Funds had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
UBS Global Allocation Fund	$5,377,825	$—	$5,377,825
UBS Emerging Markets Equity Opportunity Fund	33,517,237	78,324,019	111,841,256
UBS Engage For Impact Fund	100,881	—	100,881
UBS International Sustainable Equity Fund	466,178	19,068,635	19,534,813
UBS US Dividend Ruler Fund	—	—	—
UBS US Quality Growth At Reasonable Price Fund	—	—	—
UBS U.S. Small Cap Growth Fund	—	9,422,063	9,422,063
UBS Sustainable Development Bank Bond Fund	454,533	4,383,120	4,837,653
UBS Multi Income Bond Fund	3,290,309	2,567,032	5,857,341

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of December 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Fund's policy to record any significant foreign tax exposures in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended December 31, 2024, the Funds did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Funds.

Each of the tax years in the four year fiscal period ended June 30, 2024 or since inception in the case of UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund remains subject to examination by the Internal Revenue Service and state taxing authorities and/or non-US tax authorities.

The UBS Funds

General information (unaudited)

Quarterly portfolio schedule

The Funds filed its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov. (Please note that on the SEC's Web site, the "filing type" designation for this information may be "NPORT-EX.") Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the funds upon request by calling 1-800-647 1568.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019-6028

S1627

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $290,073

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chair of the Nominating Committee, Ms. Abbie Smith, care of Keith A. Weller, the Secretary of The UBS Funds at UBS Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH. Not applicable to this filing of a semi-annual report

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(b)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(c)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(d)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE. Not applicable to this filing of a semi-annual report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark Carver
Mark Carver
President

Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark Carver
Mark Carver
President

Date:	March 10, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	March 10, 2025